As filed with the Securities and Exchange Commission on September 11, 2019
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 152	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
☒	on December 1, 2019 pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus
December 1, 2019
Harbor Robeco Series

	Retirement Class	Institutional Class	Administrative Class	Investor Class
CONSERVATIVE EQUITY
Harbor Robeco US Conservative Equities Fund	[ ]	[ ]	[ ]	[ ]
Harbor Robeco International Conservative Equities Fund	[ ]	[ ]	[ ]	[ ]
Harbor Robeco Global Conservative Equities Fund	[ ]	[ ]	[ ]	[ ]
Harbor Robeco Emerging Markets Conservative Equities Fund	[ ]	[ ]	[ ]	[ ]
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	[ ]	[ ]	[ ]	[ ]
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (harborfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with Harbor Funds, by calling 800-422-1050.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary (such as a broker-dealer or bank), you can contact your financial intermediary to request that you continue to receive paper copies of the Funds’ shareholder reports. If you invest directly, you can call 800-422-1050 to request that you continue to receive paper copies of the Funds’ shareholder reports. Your election to receive reports in paper will apply to all Harbor Funds held in your account.
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

No financial highlights exist for the Harbor Robeco Funds, which commenced operations on December 1, 2019.

Harbor Robeco US Conservative Equities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	[___]%	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%	[___]%
Expense Reimbursement[2]	[(___)%]	[(___)%]	[(___)%]	[(___)%]
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.35%	0.43%	0.68%	0.80%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.35%, 0.43%, 0.68%, and 0.80% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through November 30, 2020. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	[___]	[___]
Institutional	[___]	[___]
Administrative	[___]	[___]
Investor	[___]	[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund commenced operations on December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies.  The Fund invests in stocks across the market capitalization spectrum that the Subadviser believes have a lower downside risk profile relative to the U.S. equity markets.  Stocks with a lower downside risk profile, which may also be referred to as defensive stocks, are generally expected to experience less price fluctuations than stocks with a higher downside risk profile and may experience more limited price declines during market downturns.
The Subadviser manages the Fund using an active, quantitative investment strategy. The Subadviser selects stocks that, in its view, are characterized by, among other things, the following:
■	low volatilities,
■	low market sensitivities,
■	high dividend yields,
■	attractive valuation,
■	strong momentum, and
■	positive analyst revisions.
In selecting investments for the Fund, the Subadviser’s long-term aim is to achieve returns equal to, or greater than, the U.S. equity markets with lower expected downside risk. The Subadviser combines the outcome of a stock selection model with a disciplined portfolio construction algorithm to seek to create a diversified portfolio of defensive stocks, in order to achieve more consistent equity returns than the broad equity market over a full cycle.
The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores from the Subadviser’s proprietary RobecoSAM Corporate Sustainability Assessment. The Subadviser’s ESG integration aims for a total ESG score of the portfolio, as well as scores on each ESG dimension, that are at least as high as those of the Fund’s benchmark index.
The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Conservative Style Risk: The risk that the returns from the types of stocks in which the Fund invests may trail returns from the overall U.S. equity markets. The Fund focuses on defensive-oriented stocks, which typically lag the stock market during strong market rallies. In addition, such stocks may underperform the market during periods of rising interest rates. There is no guarantee that the investment process will be successful in lowering volatility of the Fund’s returns or protecting the Fund from market declines.

1

Fund Summary
Harbor Robeco US Conservative Equities Fund

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
ESG Factors Risk: The Subadviser’s consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Geographic Concentration Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Robeco Institutional Asset Management US Inc. (“RIAM US”) has subadvised the Fund since 2019.
RIAM US is an affiliate of the Adviser.  In providing services to the Fund, RIAM US uses designated persons of its affiliates, including Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China. RIAM US and such affiliates are referred to collectively, as “Robeco.”
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Pim van Vliet, PhD Robeco Institutional Asset Management US Inc.
Mr. van Vliet is Head of the Conservative Equities Team and a Portfolio Manager at RIAM BV and has co-managed the Fund since 2019.
Arlette van Ditshuizen Robeco Institutional Asset Management US Inc.
Ms. van Ditshuizen is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Maarten Polfliet, CEFA Robeco Institutional Asset Management US Inc.
Mr. Polfliet is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Jan Sytze Mosselaar, CFA Robeco Institutional Asset Management US Inc.
Mr. Mosselaar is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.

2

Fund Summary
Harbor Robeco US Conservative Equities Fund

Arnoud Klep Robeco Institutional Asset Management US Inc.
Mr. Klep is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Yaowei Xu Robeco Institutional Asset Management US Inc.
Ms. Xu is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Robeco International Conservative Equities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	[___]%	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%	[___]%
Expense Reimbursement[2]	[(___)%]	[(___)%]	[(___)%]	[(___)%]
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.45%	0.53%	0.78%	0.90%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.45%, 0.53%, 0.78%, and 0.90% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through November 30, 2020. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	[___]	[___]
Institutional	[___]	[___]
Administrative	[___]	[___]
Investor	[___]	[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund commenced operations on December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund invests in stocks of foreign developed market companies across the market capitalization spectrum that the Subadviser believes have a lower downside risk profile relative to the developed foreign equity markets.  Stocks with a lower downside risk profile, which may also be referred to as defensive stocks, are generally expected to experience less price fluctuations than stocks with a higher downside risk profile and may experience more limited price declines during market downturns.
The Subadviser manages the Fund using an active, quantitative investment strategy. The Subadviser selects stocks that, in its view, are characterized by, among other things, the following:
■	low volatilities,
■	low market sensitivities,
■	high dividend yields,
■	attractive valuation,
■	strong momentum, and
■	positive analyst revisions.
In selecting investments for the Fund, the Subadviser’s long-term aim is to achieve returns equal to, or greater than, the developed foreign equity markets with lower expected downside risk. The Subadviser combines the outcome of a stock selection model with a disciplined portfolio construction algorithm to seek to create a diversified portfolio of defensive stocks, in order to achieve more consistent equity returns than the broad equity market over a full cycle.
The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores from the Subadviser’s proprietary RobecoSAM Corporate Sustainability Assessment. The Subadviser’s ESG integration aims for a total ESG score of the portfolio, as well as scores on each ESG dimension, that are at least as high as those of the Fund’s benchmark index.
The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Conservative Style Risk: The risk that the returns from the types of stocks in which the Fund invests may trail returns from the overall developed foreign equity markets. The Fund focuses on defensive-oriented stocks, which typically lag the stock market during strong market rallies. In addition, such stocks may underperform the market during periods of rising interest rates. There is no guarantee that the investment process will be successful

4

Fund Summary
Harbor Robeco International Conservative Equities Fund

in lowering volatility of the Fund’s returns or protecting the Fund from market declines.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
ESG Factors Risk: The Subadviser’s consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Robeco Institutional Asset Management US Inc. (“RIAM US”) has subadvised the Fund since 2019.
RIAM US is an affiliate of the Adviser.  In providing services to the Fund, RIAM US uses designated persons of its affiliates, including Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China. RIAM US and such affiliates are referred to collectively, as “Robeco.”
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Pim van Vliet, PhD Robeco Institutional Asset Management US Inc.
Mr. van Vliet is Head of the Conservative Equities Team and a Portfolio Manager at RIAM BV and has co-managed the Fund since 2019.

5

Fund Summary
Harbor Robeco International Conservative Equities Fund

Arlette van Ditshuizen Robeco Institutional Asset Management US Inc.
Ms. van Ditshuizen is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Maarten Polfliet, CEFA Robeco Institutional Asset Management US Inc.
Mr. Polfliet is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Jan Sytze Mosselaar, CFA Robeco Institutional Asset Management US Inc.
Mr. Mosselaar is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Arnoud Klep Robeco Institutional Asset Management US Inc.
Mr. Klep is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Yaowei Xu Robeco Institutional Asset Management US Inc.
Ms. Xu is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Robeco Global Conservative Equities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	[___]%	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%	[___]%
Expense Reimbursement[2]	[(___)%]	[(___)%]	[(___)%]	[(___)%]
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.40%	0.48%	0.73%	0.85%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.40%, 0.48%, 0.73%, and 0.85% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through November 30, 2020. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	[___]	[___]
Institutional	[___]	[___]
Administrative	[___]	[___]
Investor	[___]	[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund commenced operations on December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States.  The Fund expects to have a maximum under- or overweight exposure in the United States of 10% relative to the MSCI World Index at the moment of rebalancing.  The Fund invests in stocks of developed market companies across the market capitalization spectrum that the Subadviser believes have a lower downside risk profile relative to the global equity markets.  Stocks with a lower downside risk profile, which may also be referred to as defensive stocks, are generally expected to experience less price fluctuations than stocks with higher downside risk profile and may experience more limited price declines during market downturns.
The Subadviser manages the Fund using an active, quantitative investment strategy. The Subadviser selects stocks that, in its view, are characterized by, among other things, the following:
■	low volatilities,
■	low market sensitivities,
■	high dividend yields,
■	attractive valuation,
■	strong momentum, and
■	positive analyst revisions.
In selecting investments for the Fund, the Subadviser’s long-term aim is to achieve returns equal to, or greater than, the global equity markets with lower expected downside risk. The Subadviser combines the outcome of a stock selection model with a disciplined portfolio construction algorithm to seek to create a diversified portfolio of defensive stocks, in order to achieve more consistent equity returns than the broad equity market over a full cycle.
The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores from the Subadviser’s proprietary RobecoSAM Corporate Sustainability Assessment. The Subadviser’s ESG integration aims for a total ESG score of the portfolio, as well as scores on each ESG dimension, that are at least as high as those of the Fund’s benchmark index.
The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Conservative Style Risk: The risk that the returns from the types of stocks in which the Fund invests may trail returns from the overall global equity markets. The Fund focuses on defensive-oriented stocks, which typically lag the stock market during strong

7

Fund Summary
Harbor Robeco Global Conservative Equities Fund

market rallies. In addition, such stocks may underperform the market during periods of rising interest rates. There is no guarantee that the investment process will be successful in lowering volatility of the Fund’s returns or protecting the Fund from market declines.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
ESG Factors Risk: The Subadviser’s consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Robeco Institutional Asset Management US Inc. (“RIAM US”) has subadvised the Fund since 2019.
RIAM US is an affiliate of the Adviser.  In providing services to the Fund, RIAM US uses designated persons of its affiliates, including Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China. RIAM US and such affiliates are referred to collectively, as “Robeco.”
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Pim van Vliet, PhD Robeco Institutional Asset Management US Inc.
Mr. van Vliet is Head of the Conservative Equities Team and a Portfolio Manager at RIAM BV and has co-managed the Fund since 2019.

8

Fund Summary
Harbor Robeco Global Conservative Equities Fund

Arlette van Ditshuizen Robeco Institutional Asset Management US Inc.
Ms. van Ditshuizen is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Maarten Polfliet, CEFA Robeco Institutional Asset Management US Inc.
Mr. Polfliet is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Jan Sytze Mosselaar, CFA Robeco Institutional Asset Management US Inc.
Mr. Mosselaar is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Arnoud Klep Robeco Institutional Asset Management US Inc.
Mr. Klep is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Yaowei Xu Robeco Institutional Asset Management US Inc.
Ms. Xu is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Robeco Emerging Markets Conservative Equities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	[___]%	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%	[___]%
Expense Reimbursement[2]	[(___)%]	[(___)%]	[(___)%]	[(___)%]
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.75%	0.83%	1.08%	1.20%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.75%, 0.83%, 1.08%, and 1.20% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through November 30, 2020. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	[___]	[___]
Institutional	[___]	[___]
Administrative	[___]	[___]
Investor	[___]	[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund commenced operations on December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of emerging market companies.  The Fund invests in stocks across the market capitalization spectrum that the Subadviser believes have a lower downside risk profile relative to the emerging equity markets.  Stocks with a lower downside risk profile, which may also be referred to as defensive stocks, are generally expected to experience less price fluctuations than stocks with a higher downside risk profile and may experience more limited price declines during market downturns.
Emerging market companies are those located in or economically tied to counties classified by MSCI, FTSE, or S&P (or with respect to which any such index provider has announced its intention to classify) as emerging market countries.
The Subadviser manages the Fund using an active, quantitative investment strategy. The Subadviser selects stocks that, in its view, are characterized by, among other things, the following:
■	low volatilities,
■	low market sensitivities,
■	high dividend yields,
■	attractive valuation,
■	strong momentum, and
■	positive analyst revisions.
In selecting investments for the Fund, the Subadviser’s long-term aim is to achieve returns equal to, or greater than, the emerging equity markets with lower expected downside risk. The Subadviser combines the outcome of a stock selection model with a disciplined portfolio construction algorithm to seek to create a diversified portfolio of defensive stocks, in order to achieve more consistent equity returns than the broad equity market over a full cycle.
The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores from the Subadviser’s proprietary RobecoSAM Corporate Sustainability Assessment. The Subadviser’s ESG integration aims for a total ESG score of the portfolio, as well as scores on each ESG dimension, that are at least as high as those of the Fund’s benchmark index.
The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Conservative Style Risk: The risk that the returns from the types of stocks in which the Fund invests may trail returns from the overall emerging equity markets. The Fund focuses on defensive-

10

Fund Summary
Harbor Robeco Emerging Markets Conservative Equities Fund

oriented stocks, which typically lag the stock market during strong market rallies. In addition, such stocks may underperform the market during periods of rising interest rates. There is no guarantee that the investment process will be successful in lowering volatility of the Fund’s returns or protecting the Fund from market declines.
Emerging Market Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
ESG Factors Risk: The Subadviser’s consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.
In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.

11

Fund Summary
Harbor Robeco Emerging Markets Conservative Equities Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Robeco Institutional Asset Management US Inc. (“RIAM US”) has subadvised the Fund since 2019.
RIAM US is an affiliate of the Adviser.  In providing services to the Fund, RIAM US uses designated persons of its affiliates, including Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China. RIAM US and such affiliates are referred to collectively, as “Robeco.”
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Pim van Vliet, PhD Robeco Institutional Asset Management US Inc.
Mr. van Vliet is Head of the Conservative Equities Team and a Portfolio Manager at RIAM BV and has co-managed the Fund since 2019.
Arlette van Ditshuizen Robeco Institutional Asset Management US Inc.
Ms. van Ditshuizen is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Maarten Polfliet, CEFA Robeco Institutional Asset Management US Inc.
Mr. Polfliet is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Jan Sytze Mosselaar, CFA Robeco Institutional Asset Management US Inc.
Mr. Mosselaar is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Arnoud Klep Robeco Institutional Asset Management US Inc.
Mr. Klep is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Yaowei Xu Robeco Institutional Asset Management US Inc.
Ms. Xu is a Portfolio Manager within the Conservative Equities Team at RIAM BV and has co-managed the Fund since 2019.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

12

Fund Summary
Harbor Robeco Emerging Markets Conservative Equities Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

13

Harbor Robeco Emerging Markets Active Equities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	[___]%	[___]%	[___]%	[___]%
Total Annual Fund Operating Expenses	[___]%	[___]%	[___]%	[___]%
Expense Reimbursement[2]	[(___)%]	[(___)%]	[(___)%]	[(___)%]
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.79%	0.87%	1.12%	1.24%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.79%, 0.87%, 1.12%, and 1.24% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through November 30, 2020. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	[___]	[___]
Institutional	[___]	[___]
Administrative	[___]	[___]
Investor	[___]	[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund commenced operations on December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of emerging market companies. The Fund invests in stocks across the market capitalization spectrum.
Emerging market companies are those located in or economically tied to counties classified by MSCI, FTSE, or S&P (or with respect to which any such index provider has announced its intention to classify) as emerging market countries.
The Subadviser manages the Fund using an active, quantitative investment strategy. In selecting investments for the Fund, the Subadviser follows a bottom-up driven investment strategy to gain exposure to the value, quality, momentum, and analyst revision factors within a tracking error limit.  The Subadviser’s model ranks stocks on their expected future relative performance using these four factors. Highly ranked stocks are overweighted and low-ranked stocks are underweighted, relative to the Fund’s benchmark.
The Subadviser systematically incorporates an analysis of environmental, social, and governance (ESG) factors into its investment process, by using ESG scores from the Subadviser’s proprietary RobecoSAM Corporate Sustainability Assessment. The Subadviser’s ESG integration aims for a total ESG score of the portfolio, as well as scores on each ESG dimension, that are at least as high as those of the Fund’s benchmark index. Stocks with significant ESG issues or with major litigation or regulatory risk may be excluded from the investable universe.
The Subadviser applies consistent human oversight of its proprietary quantitative models.  Through a rigorous, documented process, the Subadviser will exclude from the model’s output certain individual stocks or groups of stocks on a case-by-case basis due to various reasons, including but not limited to, liquidity concerns, dual listings, cross holdings and merger and acquisition activity.  The portfolio managers follow the output of the models, as adjusted through the human oversight process, when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Emerging Market Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

14

Fund Summary
Harbor Robeco Emerging Markets Active Equities Fund

Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
ESG Factors Risk: The Subadviser’s consideration of certain environmental, social and governance (ESG) factors in evaluating company quality may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk: The Fund invests primarily in securities of foreign issuers. As a result, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Robeco Institutional Asset Management US Inc. (“RIAM US”) has subadvised the Fund since 2019.
RIAM US is an affiliate of the Adviser.  In providing services to the Fund, RIAM US uses designated persons of its affiliates, including Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China. RIAM US and such affiliates are referred to collectively, as “Robeco.”

15

Fund Summary
Harbor Robeco Emerging Markets Active Equities Fund

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Wilma de Groot, PhD, CFA Robeco Institutional Asset Management US Inc.
Mrs. de Groot is Head of the Core Quant Equities Team and a Portfolio Manager at RIAM BV and has co-managed the Fund since 2019.
Tim Dröge Robeco Institutional Asset Management US Inc.
Mr. Dröge is a Portfolio Manager within the Core Quant Equities Team at RIAM BV and has co-managed the Fund since 2019.
Machiel Zwanenburg Robeco Institutional Asset Management US Inc.
Mr. Zwanenburg is a Portfolio Manager within the Core Quant Equities Team at RIAM BV and has co-managed the Fund since 2019.
Jan de Koning, CFA, CAIA Robeco Institutional Asset Management US Inc.
Mr. de Koning is Portfolio Manager within the Core Quant Equities Team at RIAM BV and has co-managed the Fund since 2019.
Han van der Boon Robeco Institutional Asset Management US Inc.
Mr. van der Boon is a Portfolio Manager within the Core Quant Equities Team at RIAM BV and has co-managed the Fund since 2019.
Thijs van der Valk Robeco Institutional Asset Management US Inc.
Mr. van der Valk is a Portfolio Manager within the Core Quant Equities Team at RIAM BV and has co-managed the Fund since 2019.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

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Additional Information about the Funds’ Investments

The Harbor Robeco Series represents a new series of funds subadvised by one of Harbor Capital Advisors’ long-standing affiliates, Robeco Institutional Asset Management US Inc. (“RIAM US”). RIAM US utilizes personnel from certain of its affiliates to provide services to this series of funds and together with such affiliates, are collectively referred to in this document as “Robeco”. The Harbor Robeco Series funds are designed to provide investors with access to Robeco’s quantitative investing skills.
The five separate funds offered in this prospectus utilize two of Robeco’s core quantitative investment disciplines. The first four funds are a suite of lower volatility, “Conservative Equity” funds covering U.S., International, Global, and Emerging Markets. The fifth fund is a more traditional core emerging markets equity fund that also utilizes Robeco’s quantitative investment skills. These five funds also integrate Robeco’s environmental, social and governance (ESG) expertise, another area in which Robeco has a long history. Investors considering an investment in these funds should carefully read and understand the investment strategies employed and the risks and potential rewards associated with those strategies.

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of the Funds, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advance notice to the shareholders.

Principal Investments
Each Fund’s principal investment strategies are described in the Fund Summary section.

Equity Securities
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to exchange-traded and over-the-counter common and preferred stocks, equity securities include warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.
EMERGING MARKETS
As of June 30, 2019, the MSCI Emerging Markets (ND) Index includes the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. MSCI has announced that effective June 30, 2020 three additional emerging market countries will be included in the MSCI Emerging Markets (ND) Index: Argentina, Kuwait, and Saudi Arabia.
As of June 30, 2019, the FTSE Emerging Index included the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
As of June 30, 2019, the S&P Emerging Index included the following 23 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Funds, its investments and related risks, please see Harbor Funds’ Statement of Additional Information.
DERIVATIVE INSTRUMENTS
Each Fund may use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
MARKET ACCESS PRODUCTS
A market access product is a derivative security that provides market exposure to an underlying foreign issuer. Examples of market access products are low exercise price warrants (“LEPWs”) and participatory notes (“P-Notes”), both of which allow the holder to gain exposure to issuers in certain emerging market countries. A LEPW entitles the holder to purchase a security with an exercise price significantly below
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Additional Information about the Funds’ Investments

the market price of the underlying security. Because of its low exercise price, a LEPW is virtually certain to be exercised and the value and performance of its intrinsic value is effectively identical to that of the underlying security. These features are designed to allow participation in the performance of a security where there are legal or financial obstacles to purchasing the underlying security directly. If the LEPW is cash-settled, the buyer profits to the same extent as with a direct holding in the underlying security, but without having to transact in it. P-Notes are derivatives that are generally traded over the counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets.
TEMPORARY DEFENSIVE POSITIONS
A Fund may temporarily depart from its normal investment policies and strategies when the Subadviser believes that doing so is in the Fund‘s best interest, so long as the strategy or policy employed is consistent with the Fund‘s investment objective. For instance, a Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Principal Risks of Investing
The main risks associated with investing in a Funds are summarized in the Fund Summary sections at the front of this prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor Funds’ Statement of Additional Information.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund’s shares will go up and down in price, meaning that you could lose money by investing in a Fund. Many factors influence a mutual fund’s performance and a Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Funds are described below.
DERIVATIVES RISK
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
OPERATIONAL RISKS
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their net asset values in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund. In addition, similar incidents affecting issuers of securities held by a Fund may negatively impact Fund performance.
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Additional Information about the Funds’ Investments

Portfolio Turnover
The Funds do not expect to engage in frequent trading to achieve their principal investment strategies. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.
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The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $[___] billion as of September 30, 2019.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in each Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, excluding interest expense (if any), of each Fund until November 30, 2020, as disclosed in each Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
CONSERVATIVE EQUITY
Harbor Robeco US Conservative Equities Fund	N/A [1]	0.30%
Harbor Robeco International Conservative Equities Fund	N/A [1]	0.40
Harbor Robeco Global Conservative Equities Fund	N/A [1]	0.35
Harbor Robeco Emerging Markets Conservative Equities Fund	N/A [1]	0.65
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	N/A [1]	0.75
[1]	Commenced operations December 1, 2019
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds will be available in Harbor Funds’ semi-annual report to shareholders (for the 6-month period ended April 30, 2020).
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates may hedge such seed capital exposure through offsetting positions.
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The Adviser and Subadviser

The Subadviser and Portfolio Managers
Robeco Institutional Asset Management US Inc. (“RIAM US”), located at 230 Park Avenue, Suite 3330, New York, New York 10169 serves as Subadviser to each of the Harbor Robeco Funds. RIAM US is a wholly-owned subsidiary of ORIX and an affiliate of the Adviser.
RIAM US manages each of the Harbor Robeco Funds using investment advice and research resources of its affiliated advisers which are not registered in the U.S., including without limitation, Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, PRC (collectively, “Robeco”). Each such affiliate has entered into an agreement with RIAM US pursuant to which such affiliate is considered a “Participating Affiliate” of RIAM US, as that term is used in relief granted by the staff of the SEC permitting U.S.-registered investment advisers to use portfolio management and other resources of unregistered advisory affiliates subject to the supervision of a registered adviser.
Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.
Harbor Robeco Conservative Equity Funds
RIAM BV’s Conservative Equities Team, which is comprised of the portfolio managers listed below, is jointly and primarily responsible for the day-to-day investment decision making for each of the Conservative Equity Funds.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Pim van Vliet, PhD	2019	Mr. van Vliet joined RIAM BV in 2005 and is Head of the Conservative Equities Team and a Portfolio Manager. He is also Co-Head of Quant Allocation. Mr. van Vliet joined RIAM BV as a Researcher with responsibility for asset allocation research. Mr. Vliet began his investment career in 2000.
Arlette van Ditshuizen	2019	Ms. van Ditshuizen joined RIAM BV in 1997 and is a Portfolio Manager within the Conservative Equities Team. Since 2007, her primary focus is RIAM BV’s conservative equities strategy. Previously she was Risk Manager with RIAM BV for two years and held a position as Portfolio Manager and Head of Derivatives Structures with RIAM BV for six years. Ms. van Ditshuizen began her investment career in 1997 at RIAM BV.
Maarten Polfliet, CEFA	2019	Mr. Polfliet joined RIAM BV in 2005 and is a Portfolio Manager within the Conservative Equities Team. Until March 2017, his responsibilities were RIAM BV’s quant value strategy and conservative equities strategy. Since then, he is fully dedicated to the conservative equities strategy. Previously, Mr. Polfliet was a Client Portfolio Manager within quantitative equities at RIAM BV. Prior to joining RIAM BV, he worked at Bank Insinger de Beaufort as a Portfolio Manager for its Dutch Equity Fund. Mr. Polfliet began his investment career as a Portfolio Manager for private and institutional clients at SNS Bank Nederland in 1999.
Jan Sytze Mosselaar, CFA	2019	Mr. Mosselaar joined RIAM BV in 2004 and is a Portfolio Manager within the Conservative Equities Team. His responsibility is RIAM BV’s low-volatility strategy ‘conservative equities’. He started his investment career in 2004 at RIAM BV and worked for 10 years as a Senior Portfolio Manager in the RIAM BV Asset Allocation department, managing multi-asset allocation funds, quant allocation funds and fiduciary pension mandates. He was also part of RIAM BV’s Asset Allocation Committee.
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The Adviser and Subadviser

Harbor Robeco Conservative Equity Funds — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Arnoud Klep	2019	Mr. Klep joined RIAM BV in 2001 and serves as a Portfolio Manager within the Conservative Equities Team. His responsibility is RIAM BV’s low-volatility strategy ‘conservative equities’. One of his areas of expertise is sustainability integration within quantitative equities. Previously Mr. Klep was Head of Structured Investments with RIAM BV, managing various quantitative investment strategies. Mr. Klep began his investment career in the RIAM BV Quantitative Research department in 2001.
Yaowei Xu	2019	Ms. Xu joined RIAM BV in 2014 and is a Portfolio Manager within the Conservative Equities Team. She is responsible for RIAM BV’s conservative, enhanced indexing and active quant strategies with a special focus on emerging markets and Chinese market strategies. Previously, she was part of the RIAM BV fundamental Emerging Markets Team. Prior to joining RIAM BV, she was a Portfolio Manager long/short Asia Pacific at Pelargos Capital. Ms. Xu began her investment career in 2004 at ABN AMRO Asset Management as a Portfolio Risk Manager.

Harbor Robeco Emerging Markets Active Equities Fund
RIAM BV’s Core Quant Equities Team, which is comprised of the portfolio managers listed below, is jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Wilma de Groot, PhD, CFA	2019	Mrs. de Groot joined RIAM BV in 2001 and is Head of the Core Quant Equities Team and a Portfolio Manager. She is responsible for enhanced indexing and active quant portfolios and specializes in quantitative stock selection and portfolio construction. Mrs. de Groot began her investment career in 2001 when she joined RIAM BV as a Researcher.
Tim Dröge	2019	Mr. Dröge joined RIAM BV in 1999 and is a Portfolio Manager within the Core Quant Equities Team. He is responsible for enhanced indexing and active quant portfolios and specializes in quantitative stock selection and portfolio construction. He also specializes in emerging markets. Previously, he held positions as Portfolio Manager Balanced Investments and Account Manager institutional clients. Mr. Dröge began his investment career in 1999.
Machiel Zwanenburg	2019	Mr. Zwanenburg joined RIAM BV in 1999 and is a Portfolio Manager within the Core Quant Equities Team. He is responsible for enhanced indexing and active quant portfolios and specializes in quantitative stock selection and portfolio construction. One of his areas of expertise is sustainability integration within quantitative equities. Previously, he held positions as Risk Manager at RobecoSAM and Head of Client Portfolio Risk at RIAM BV. Mr. Zwanenburg began his investment career in 1999.
Jan de Koning, CFA, CAIA	2019	Mr. de Koning joined RIAM BV in 2015 and is a Portfolio Manager within the Core Quant Equities Team. He is responsible for enhanced indexing and active quant portfolios. Prior to joining RIAM BV, he worked as a fiduciary manager at NN Investment Partners. Mr. de Koning began his investment career in 2005 with Centuria Capital and was a Portfolio Manager at Somerset Capital Partners.
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The Adviser and Subadviser

Harbor Robeco Emerging Markets Active Equities Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Han van der Boon	2019	Mr. van der Boon joined RIAM BV in 1997 and is a Portfolio Manager within the Core Quant Equities Team. He is responsible for enhanced indexing and active quant portfolios and specializes in quantitative stock selection and portfolio construction. He was a Technical Portfolio Manager and Operational Portfolio Manager with a focus on equities from 2009 to 2018. Mr. van der Boon began his investment career in 1997.
Thijs van der Valk	2019	Mr. van der Valk joined RIAM BV in 2019 and is a Portfolio Manager within the Core Quant Equities Team. He is responsible for enhanced indexing and active quant portfolios and specializes in quantitative stock selection and portfolio construction. Mr. van der Valk began his investment career in 2006 at Transtrend as a Quant Equities Researcher and Portfolio Manager. Transtrend is a systematic trend-following CTA and like RIAM BV part of holding company ORIX Europe. In 2012 he became Head of Electronic Trading and was responsible for all electronic and algorithmic trading activities.
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The Adviser and Subadviser

Robeco Conservative Developed Equities Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Robeco, the Subadviser to Harbor Robeco Global Conservative Equities Fund. The Robeco Conservative Developed Equities Composite (the “Robeco Conservative Dev Equities Composite”) is comprised of all fee-paying accounts under discretionary management by Robeco that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Robeco has prepared and presented the historical performance shown for the Robeco Conservative Dev Equities Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Robeco Conservative Dev Equities Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Robeco in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Robeco Conservative Dev Equities Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Retirement, Institutional, Administrative, and Investor Classes of shares of the Fund for the fiscal year ending October 31, 2020, as applicable, were used.
The historical performance of the Robeco Conservative Dev Equities Composite is not that of Harbor Robeco Global Conservative Equities Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Robeco Conservative Dev Equities Composite. While the accounts comprising the Robeco Conservative Dev Equities Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the Robeco Conservative Dev Equities Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Robeco Conservative Dev Equities Composite, they may have had an adverse effect on the performance results of the Robeco Conservative Dev Equities Composite. However, Robeco does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

robeco CONSERVATIVE DEV equities composite*
	Average Annual Total Returns for the Periods Ended July 31, 2019:
	1 Year	3 Years	5 Years	Since Inception
Robeco Conservative Dev Equities Composite net of all Retirement Class operating expenses	6.85%	7.40%	7.52%	10.28%
Robeco Conservative Dev Equities Composite net of all Institutional Class operating expenses	6.77	7.32	7.44	10.19
Robeco Conservative Dev Equities Composite net of all Administrative Class operating expenses	6.50	7.05	7.17	9.92
Robeco Conservative Dev Equities Composite net of all Investor Class operating expenses	6.37	6.92	7.04	9.79
Robeco Conservative Dev Equities Composite gross of all operating expenses	7.28	7.83	7.96	10.73
MSCI World (ND) Index**	3.62	10.42	7.05	9.95

	Calendar Year Total Returns for the Periods Ended December 31:
	2011***	2012	2013	2014	2015	2016	2017	2018
Robeco Conservative Dev Equities Composite net of all Retirement Class operating expenses	2.42%	13.12%	21.26%	9.86%	3.51%	6.70%	19.13%	-7.90%
Robeco Conservative Dev Equities Composite net of all Institutional Class operating expenses	2.39	13.03	21.17	9.77	3.42	6.62	19.03	-7.97
Robeco Conservative Dev Equities Composite net of all Administrative Class operating expenses	2.31	12.75	20.86	9.50	3.16	6.35	18.74	-8.20
Robeco Conservative Dev Equities Composite net of all Investor Class operating expenses	2.27	12.61	20.72	9.37	3.04	6.22	18.59	-8.31
Robeco Conservative Dev Equities Composite gross of all operating expenses	2.56	13.57	21.75	10.30	3.92	7.13	19.61	-7.53
MSCI World (ND) Index**	-1.70	15.83	26.68	4.94	-0.87	7.51	22.40	-8.71

*	This is not the performance of Harbor Robeco Global Conservative Equities Fund. As of December 31, 2018, the Robeco Conservative Dev Equities Composite was composed of 27 accounts, totaling approximately $10.3 billion. The inception date of the Robeco Conservative Dev Equities Composite was September 1, 2011.
**	The MSCI World (ND) Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
***	For the period September 1, 2011 through December 31, 2011.
24

The Adviser and Subadviser

Robeco Conservative Emerging Markets Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Robeco, the Subadviser to Harbor Robeco Emerging Markets Conservative Equities Fund. The Robeco Conservative Emerging Markets Composite (the “Robeco Conservative EM Composite”) is comprised of all fee-paying accounts under discretionary management by Robeco that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Robeco has prepared and presented the historical performance shown for the Robeco Conservative EM Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Robeco Conservative EM Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Robeco in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Robeco Conservative EM Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Retirement, Institutional, Administrative, and Investor Classes of shares of the Fund for the fiscal year ending October 31, 2020, as applicable, were used.
The historical performance of the Robeco Conservative EM Composite is not that of Harbor Robeco Emerging Markets Conservative Equities Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Robeco Conservative EM Composite. While the accounts comprising the Robeco Conservative EM Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the Robeco Conservative EM Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Robeco Conservative EM Composite, they may have had an adverse effect on the performance results of the Robeco Conservative EM Composite. However, Robeco does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

robeco CONSERVATIVE em composite*
	Average Annual Total Returns for the Periods Ended July 31, 2019:
	1 Year	3 Years	5 Years	Since Inception
Robeco Conservative EM Composite net of all Retirement Class operating expenses	2.43%	7.37%	2.06%	4.23%
Robeco Conservative EM Composite net of all Institutional Class operating expenses	2.35	7.29	1.97	4.15
Robeco Conservative EM Composite net of all Administrative Class operating expenses	2.10	7.02	1.72	3.89
Robeco Conservative EM Composite net of all Investor Class operating expenses	1.97	6.89	1.60	3.76
Robeco Conservative EM Composite gross of all operating expenses	3.21	8.18	2.82	5.01
MSCI Emerging Markets (ND) Index**	-2.18	8.42	1.84	1.05

	Calendar Year Total Returns for the Periods Ended December 31:
	2011***	2012	2013	2014	2015	2016	2017	2018
Robeco Conservative EM Composite net of all Retirement Class operating expenses	-7.14%	23.70%	1.86%	1.46%	-14.91%	8.02%	27.93%	-7.75%
Robeco Conservative EM Composite net of all Institutional Class operating expenses	-7.20	23.60	1.77	1.38	-14.97	7.94	27.83	-7.82
Robeco Conservative EM Composite net of all Administrative Class operating expenses	-7.37	23.29	1.52	1.13	-15.19	7.67	27.51	-8.05
Robeco Conservative EM Composite net of all Investor Class operating expenses	-7.45	23.15	1.40	1.00	-15.29	7.54	27.36	-8.17
Robeco Conservative EM Composite gross of all operating expenses	-6.62	24.63	2.62	2.22	-14.27	8.84	28.90	-7.06
MSCI Emerging Markets (ND) Index**	-20.06	18.22	-2.60	-2.19	-14.92	11.19	37.28	-14.58

*	This is not the performance of Harbor Robeco Emerging Markets Conservative Equities Fund. As of December 31, 2018, the Robeco Conservative EM Composite was composed of 5 accounts, totaling approximately $4.7 billion. The inception date of the Robeco Conservative EM Composite was April 1, 2011.
**	The MSCI Emerging Markets (ND) Index is a market capitalization weighted index of equity securities in more than 20 emerging market economies. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
***	For the period April 1, 2011 through December 31, 2011.
25

The Adviser and Subadviser

Robeco Active Quant Emerging Markets Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Robeco, the Subadviser to Harbor Robeco Emerging Markets Active Equities Fund. The Robeco Active Quant Emerging Markets Composite (the “Robeco Active EM Composite”) is comprised of all fee-paying accounts under discretionary management by Robeco that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Robeco has prepared and presented the historical performance shown for the Robeco Active EM Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Robeco Active EM Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Robeco in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Robeco Active EM Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Retirement, Institutional, Administrative, and Investor Classes of shares of the Fund for the fiscal year ending October 31, 2020, as applicable, were used.
The historical performance of the Robeco Active EM Composite is not that of Harbor Robeco Emerging Markets Active Equities Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Robeco Active EM Composite. While the accounts comprising the Robeco Active EM Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the Robeco Active EM Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Robeco Active EM Composite, they may have had an adverse effect on the performance results of the Robeco Active EM Composite. However, Robeco does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

robeco active em composite*
	Average Annual Total Returns for the Periods Ended July 31, 2019:
	1 Year	3 Years	5 Years	10 Years
Robeco Active EM Composite net of all Retirement Class operating expenses	-2.48%	9.73%	1.96%	5.62%
Robeco Active EM Composite net of all Institutional Class operating expenses	-2.56	9.65	1.88	5.54
Robeco Active EM Composite net of all Administrative Class operating expenses	-2.80	9.37	1.62	5.27
Robeco Active EM Composite net of all Investor Class operating expenses	-2.92	9.24	1.50	5.15
Robeco Active EM Composite gross of all operating expenses	-1.71	10.60	2.77	6.46
MSCI Emerging Markets (ND) Index**	-2.18	8.42	1.84	4.56

	Calendar Year Total Returns for the Periods Ended December 31:
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Robeco Active EM Composite net of all Retirement Class operating expenses	99.39%	23.26%	-16.13%	19.25%	-2.57%	-1.39%	-18.58%	15.23%	39.30%	-14.47%
Robeco Active EM Composite net of all Institutional Class operating expenses	99.23	23.16	-16.19	19.16	-2.65	-1.47	-18.65	15.14	39.19	-14.54
Robeco Active EM Composite net of all Administrative Class operating expenses	98.73	22.86	-16.40	18.86	-2.89	-1.71	-18.85	14.85	38.84	-14.75
Robeco Active EM Composite net of all Investor Class operating expenses	98.49	22.71	-16.50	18.72	-3.01	-1.83	-18.95	14.71	38.67	-14.85
Robeco Active EM Composite gross of all operating expenses	100.97	24.24	-15.46	20.20	-1.80	-0.61	-17.94	16.15	40.40	-13.79
MSCI Emerging Markets (ND) Index**	78.51	18.88	-18.42	18.22	-2.60	-2.19	-14.92	11.19	37.28	-14.58

*	This is not the performance of Harbor Robeco Emerging Markets Active Equities Fund. As of December 31, 2018, the Robeco Active EM Composite was composed of 5 accounts, totaling approximately $1.4 billion. The inception date of the Robeco Active EM Composite was March 1, 2008. Before June 2010, financial derivative instruments were used to create short positions. The total target exposure was 130% of the net asset value (NAV) in long positions and 30% of NAV in short positions.
**	The MSCI Emerging Markets (ND) Index is a market capitalization weighted index of equity securities in more than 20 emerging market economies. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
26

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, the Adviser, Harbor Funds Distributors, Inc. (the “Distributor”) and Harbor Services Group, Inc. (“Shareholder Services”) do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Retirement Class	Retirement Class shares are available to individual and institutional investors.
■ No 12b-1 fee and no intermediary fee of any kind paid by any Fund
■ Transfer agent fee of up to 0.02% of average daily net assets
■ $1,000,000 minimum investment in each Fund
■ The Harbor Target Retirement Funds are not eligible to invest in the Retirement Class.

Institutional Class	Institutional Class shares are available to individual and institutional investors.
■ No 12b-1 fee
■ Transfer agent fee of up to 0.10% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.10% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Investor Class shares are available to individual and institutional investors.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.22% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act. Under each plan, the Funds pay distribution and service fees to the Distributor for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, that maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.
27

Your Harbor Funds Account
Choosing a Share Class

Transfer Agent Fees
The Funds pay Shareholder Services transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Investing Through a Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. The Adviser and/or its affiliates may also make payments, out of their own assets and not as an expense to a Fund, to unaffiliated financial intermediaries to offset certain expenses of financial intermediaries related to the maintenance of an intermediary’s investment platform and/or the setup and maintenance of a Fund or share class on an intermediary’s system. As a result, these financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Adviser, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
28

Your Harbor Funds Account
Minimum Investment Exceptions

Retirement Class
You may purchase Retirement Class shares, notwithstanding the $1,000,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
(b)	Certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period, as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.
29

Your Harbor Funds Account
Minimum Investment Exceptions

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
30

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Investing Through a Financial Intermediary” if you are purchasing shares through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Mail a completed Letter of Instruction or an Additional Investments form (available from harborfunds.com/forms). The Additional Investments form may also be included with your most recent confirmation statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of shares by contacting a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must establish banking instructions on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, a Shareholder Services Representative can assist you. You may also download the Account Services form from our website at harborfunds.com or establish banking instructions online if you are registered for online access.
31

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, Fund number, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through online access may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may be prohibited from future online purchases.
Shares purchased through online access may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the purchase request by mail.
You must establish banking instructions on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system, by calling a Shareholder Services Representative at 800-422-1050 during our normal business hours, or you may download the Account Services form from our website at harborfunds.com and send it by mail.
32

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to a Fund. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Harbor fund. You should consider the differences in investment objectives and expenses of a Harbor fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder or do not qualify for another exception, you must meet the minimum initial investment requirements for each Fund.
You may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the Fund name, the Fund number, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the account holder’s name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
33

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the exchange request by mail.
34

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.
The length of time Harbor Funds typically expects to pay proceeds from redemption requests varies based on the method by which you elect to receive the proceeds. Harbor Funds typically expects to pay redemption proceeds as follows: (i) for proceeds by check, Harbor Funds typically expects to mail the check by the next business day following the receipt of a redemption request that is in good order; (ii) for proceeds by wire, Harbor Funds typically expects to pay proceeds by the next business day following the receipt of a redemption request that is in good order; and (iii) for proceeds by ACH, Harbor Funds typically expects to transfer the proceeds to the shareholder’s bank on the next business day following the receipt of the redemption request which will be made available to the redeeming shareholder on the second business day. For redemption requests settled through the National Securities Clearing Corporation, Harbor Funds typically expects the redemption transaction to settle (and proceeds to be paid) the next business day following the receipt of the redemption request in good order. For redemptions through an intermediary, Harbor Funds typically expects to pay redemption proceeds to the intermediary in accordance with the preceding statement. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
You may mail a written redemption request to Shareholder Services. State the Fund name, the Fund number, the number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.
35

Your Harbor Funds Account
How to Sell Shares

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through online access will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through online access may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the redemption request by mail.
36

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other legal entities.
Legal entity customers are required to provide the name, date of birth, address and social security number (or other government identification number such as a passport number or other similar information in the case of foreign persons) of individual(s), referred to as “beneficial owner(s)”, who own 25% or more of the equity interest of the legal entity, as applicable, and an individual with significant responsibility to control, manage or direct the legal entity at the time that a new account is opened.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, online access, or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account, which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances determined by the state, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or established contact with a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable
37

Shareholder and Account Policies

to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. Other states may provide similar processes for shareholders.
We strongly encourage you to contact us at least once every year to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website does not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050, Monday through Friday, between 8:00 a.m. and 6:00 p.m. Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege for a shareholder on a temporary or permanent basis at any time, including after one round trip. Harbor Funds may also prohibit a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject
38

Shareholder and Account Policies

any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of dividend and capital gains distributions; (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
Certain Funds may charge redemption fees, subject to certain exceptions, as described in the respective Fund’s prospectus under “Redemption Fees.” For the purposes of determining whether the redemption fee applies, Harbor Funds will redeem your shares on a “first-in, first-out” (FIFO) basis, which means that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
39

Shareholder and Account Policies

Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means a Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time at harborfunds.com.
40

Shareholder and Account Policies

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, your purchase will be cancelled and $25 may be deducted from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for those shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs. You also may incur an additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, a Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through Harbor Funds’ interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds reserves the right to pay redemption proceeds in-kind as described above.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then-current NAV or the account may be moved into a share class that has a lower minimum investment. If you are an Institutional Class investor and do not maintain the required $50,000 minimum investment, Harbor Funds reserves the right to exchange your Institutional Class shares at the then-current NAV for shares of that Fund’s Investor Class.  If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then-current NAV for shares of that Fund’s Institutional Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class required minimum investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.
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Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
42

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds’ Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
43

Shareholder and Account Policies

Cost Basis
Shares acquired after January 1, 2012 are referred to as “covered” shares, while shares acquired prior to January 1, 2012 are referred to as “non-covered” shares. For covered shares, Harbor Funds is required to report cost basis information to you as well as the IRS on Form 1099-B. The cost basis information provided to you for non-covered shares will not be reported to the IRS. Both covered and non-covered shares will each receive their own individual cost basis calculation.
Harbor Funds offers average cost basis information, if available, to shareholders for noncovered shares on quarterly statements in addition to the required cost basis information for covered shares. Cost basis information on taxable transactions that represent noncovered shares will be noted on Form 1099-B, but not reported to the IRS.
Under cost basis regulations that began in 2012, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Shareholder Services at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
44

Investor Services

Harbor Funds provides a variety of services to manage your account.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
harborfunds.com
Our website is normally available 24 hours a day. It provides you with the ability to access your account information, submit transactions, request forms and applications, and obtain additional information on each of the Harbor funds.
When you establish an account, you will automatically be granted online transaction privileges.
To perform transactions via our website, you must first register for online access in order to authorize us to transmit account information online and to accept online instructions. Go to harborfunds.com to register for online access.
Online transactions are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via online access are genuine, including requiring that certain identifying information be provided, prior to acting upon instructions and sending written confirmation of online transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through our website are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
You may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring that certain identifying information be provided prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70½ and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59½ are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70½.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
45

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of a Fund on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, you may call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form or download the form from our website at harborfunds.com. In addition, an automatic investment plan may be established over the phone by contacting a Shareholder Services Representative. Alternatively, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an effective way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate the deducted amounts to one or more Harbor funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may direct Harbor Funds to automatically exchange between Harbor funds on a scheduled basis. The Harbor fund being exchanged out of and the Harbor fund being exchanged into must already be established with an account balance greater than zero and must continue to meet the minimum requirements for its respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore may be taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Harbor fund in shares of another Harbor fund, provided you have opened an account in the other Harbor fund with a balance greater than zero and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Harbor fund are used to purchase shares in another Harbor fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
46

Harbor Robeco Series Details

Share prices are available on our website at harborfunds.com after 7:00 p.m. Eastern time or by calling 800-422-1050 during normal business hours.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborfunds.com or call 800-422-1050 during normal business hours.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
HARBOR ROBECO Funds
Harbor Robeco US Conservative Equities Fund
Retirement Class	[_____]	[_____]	[_____]
Institutional Class	[_____]	[_____]	[_____]
Administrative Class	[_____]	[_____]	[_____]
Investor Class	[_____]	[_____]	[_____]
Harbor Robeco International Conservative Equities Fund
Retirement Class	[_____]	[_____]	[_____]
Institutional Class	[_____]	[_____]	[_____]
Administrative Class	[_____]	[_____]	[_____]
Investor Class	[_____]	[_____]	[_____]
Harbor Robeco Global Conservative Equities Fund
Retirement Class	[_____]	[_____]	[_____]
Institutional Class	[_____]	[_____]	[_____]
Administrative Class	[_____]	[_____]	[_____]
Investor Class	[_____]	[_____]	[_____]
Harbor Robeco Emerging Markets Conservative Equities Fund
Retirement Class	[_____]	[_____]	[_____]
Institutional Class	[_____]	[_____]	[_____]
Administrative Class	[_____]	[_____]	[_____]
Investor Class	[_____]	[_____]	[_____]
Harbor Robeco Emerging Markets Active Equities Fund
Retirement Class	[_____]	[_____]	[_____]
Institutional Class	[_____]	[_____]	[_____]
Administrative Class	[_____]	[_____]	[_____]
Investor Class	[_____]	[_____]	[_____]

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
47

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information about the Funds are available:

On our Website:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors may get text-only copies:

On the Internet:	sec.gov
By Email (for a fee):	publicinfo@sec.gov

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.HR.1219
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

HARBOR ROBECO SERIES
STATEMENT OF ADDITIONAL INFORMATION – December 1, 2019

Harbor Funds (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (individually or collectively referred to as a “Fund” or the “Funds”); the Funds may also be referred to collectively within the asset classes listed below:

	Retirement Class	Institutional Class	Administrative Class	Investor Class
CONSERVATIVE EQUITY
Harbor Robeco US Conservative Equities Fund	[TO COME]	[TO COME]	[TO COME]	[TO COME]
Harbor Robeco International Conservative Equities Fund	[TO COME]	[TO COME]	[TO COME]	[TO COME]
Harbor Robeco Global Conservative Equities Fund	[TO COME]	[TO COME]	[TO COME]	[TO COME]
Harbor Robeco Emerging Markets Conservative Equities Fund	[TO COME]	[TO COME]	[TO COME]	[TO COME]
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	[TO COME]	[TO COME]	[TO COME]	[TO COME]
Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. The assets of each Fund are managed by Robeco Institutional Asset Management US Inc. (“RIAM US” or the “Subadviser”) as subadviser under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”).
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Harbor Robeco Series dated December 1, 2019, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at harborfunds.com or in the Harbor Robeco Series’ Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Report, which contain the Funds’ audited financial statements, the Semi-Annual Report, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborfunds.com.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund is a diversified management investment company that has a different investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Funds’ investment policies contained in the Prospectus.
A Fund may temporarily depart from its normal investment policies and strategies when the Subadviser believes that doing so is in the Fund‘s best interest, so long as the strategy or policy employed is consistent with the Fund‘s investment objective. For instance, a Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

80% Requirement
The Funds are subject to a policy, applied at the time of each purchase, of investing 80% of the Fund’s net assets, plus borrowings for investment purposes, in securities suggested by the Fund’s name, as set forth in its prospectus. Such a Fund need not sell non-qualifying securities that appreciated in value in order to bring its investments in compliance with the 80% requirement. However, any future investments must be made in a manner to bring the Fund’s investments in compliance with the 80% requirement. This policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.
2

Investment Policies

Borrowing
Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured.

Cash Equivalents
Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Each Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Common Stocks
Each Fund may purchase common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Convertible Securities
Each Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.
3

Investment Policies

Convertible Securities — Continued
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
■	Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
■	Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as the Funds) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
■	Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, a Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting a Fund or the Adviser, the Subadviser, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact a Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject a Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which a Fund invests may similarly negatively impact a Fund’s shareholders because of a decrease in the value of these securities.
The Funds have established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Funds and their shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
In accordance with its investment policies, each Fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
4

Investment Policies

Derivative Instruments — Continued
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative securities may include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts and swap agreements (described below). The principal risks associated with derivative instruments are:
MARKET RISK
The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
LEVERAGE AND ASSOCIATED PRICE VOLATILITY
Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that it is not appropriate for a money market fund to incur leverage risk.
COUNTERPARTY CREDIT RISK
The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
LIQUIDITY AND VALUATION RISK
Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors, such as the Funds, are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.
CORRELATION RISK
There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.
RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES
Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.
The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.
5

Investment Policies

Derivative Instruments — Continued
The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.
Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.
Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Fixed Income Securities
Each Fund may invest in fixed income securities. Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

Foreign Currency Transactions
Each Fund may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
Each Fund may enter into forward foreign currency exchange contracts for non-hedging purposes, such as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
6

Investment Policies

Foreign Currency Transactions — Continued
When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
Each Fund may engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund’s Subadviser determines, for example, that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value but that securities in that currency do not present attractive investment opportunities and are not held in the Fund’s portfolio.
When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
A Fund will only enter into transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.
A Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Funds’ custodian or will set aside or restrict that cash in the Subadviser’s records or systems. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.
Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.
While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
An issuer of fixed income securities purchased by a Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency “baskets.”
7

Investment Policies

Foreign Currency Transactions — Continued
A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
Each Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers, and certain Funds are permitted to invest in emerging market securities. The only foreign securities that Harbor Robeco US Conservative Equities Fund may purchase are U.S. dollar-denominated foreign securities. Harbor Robeco Emerging Markets Conservative Equities Fund and Harbor Robeco Emerging Markets Active Equities Fund invests primarily in equity securities, including common and preferred stocks, of emerging market companies.
Each Subadviser is responsible for determining, with respect to the Fund(s) that it manages, whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Subadvisers generally may consider one or more of the following factors in determining an issuer is a foreign or emerging market issuer:
■	whether the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
■	the extent to which a company’s total revenue is derived from goods produced, sales made or services performed in one or more foreign or emerging market countries or the extent to which its assets are located in one or more foreign or emerging market countries;
■	whether the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
■	any other factors relevant to a particular issuer.
Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make
8

Investment Policies

Foreign Securities — Continued
intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Funds may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In June 2016, citizens of the United Kingdom voted to withdraw from the EU (referred to as “Brexit”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU.  Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments.  On November 25, 2018, EU leaders approved the terms of the United Kingdom’s withdrawal from the EU. On January 15, 2019, the United Kingdom’s Parliament voted to reject the terms of the withdrawal agreement.  As a result, the manner of the withdrawal remains uncertain. It is not presently possible to determine the extent of the impact on a Fund’s investments in the United Kingdom, and continued uncertainty with respect to the withdrawal negotiations could negatively impact a Fund’s investments.
9

Investment Policies

Foreign Securities — Continued
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s portfolio. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
INVESTING THROUGH STOCK CONNECT
Harbor Robeco Emerging Markets Conservative Equities Fund and Harbor Robeco Emerging Markets Active Equities Fund may invest in eligible securities, such as China A-Shares (“Stock Connect Securities”) that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a mutual market access program that allows Chinese investors to trade securities listed on the Hong Kong Stock Exchange via Chinese brokers and non-Chinese investors (such as the Funds) to purchase certain Shanghai- and Shenzhen-listed securities through brokers in Hong Kong without obtaining a special license. Purchases of securities through Stock Connect are subject to a number of restrictions, including market-wide trading volume and market cap quota limitations. Although individual investment quotas do not apply, participants in Stock Connect are subject to daily and aggregate investment quotas, which could restrict a Fund’s ability to invest in Stock Connect Securities.
Investments in Stock Connect Securities are generally subject to regulation by both Hong Kong and China and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, which are subject to change by these regulators. Investors may not sell, purchase or transfer Stock Connect Securities except through Stock Connect. Regulators may suspend or terminate Stock Connect trading in certain circumstances, which may adversely affect a Fund’s ability to trade Stock Connect Securities. A Fund may also be prohibited from trading Stock Connect Securities during local holidays.
Stock Connect transactions are not subject to the investor protection programs of the Hong Kong, Shanghai or Shenzhen Stock Exchanges. Although Chinese regulators have indicated that ultimate investors hold a beneficial interest in Stock Connect Securities, the Chinese law surrounding the rights of beneficial owners of securities and the legal mechanisms available to beneficial owners for enforcing their rights are underdeveloped and untested. As the law evolves, there is a risk that a Fund’s ability to enforce its ownership rights may be uncertain, which could subject the Fund to significant losses. Trading in Stock Connect Securities may be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities and may result in greater trading expenses borne by a Fund.
ADRs, EDRs, IDRs, NVDRs, AND GDRs
Each Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), Non-Voting Depository Receipts (“NVDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.
10

Investment Policies

Foreign Securities — Continued
GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities. NVDRs are non-voting receipts issued by Thai NVDR Company Limited, a wholly owned subsidiary of The Stock Exchange of Thailand (SET).  Investors in NVDRs receive the same financial benefits as ownership of the underlying securities but without voting rights.
PARTICIPATORY NOTES (“P-NOTES”)
Each Fund (except Harbor Robeco US Conservative Equities Fund) may invest in P-Notes, to seek to gain economic exposure to markets where holding an underlying security is not feasible. P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.
In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a P-Note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a P-Note does not receive the same voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a P-Note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Forward Commitments and When-Issued Securities
Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
11

Investment Policies

Forward Commitments and When-Issued Securities — Continued
A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Funds’ custodian, or set aside or restrict in the Subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
Recently finalized Financial Industry Regulatory Authority, Inc. (“FINRA”) rules include mandatory margin requirements that will require a Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Futures Contracts and Options on Futures Contracts
To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
The Adviser has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA), pursuant to Rule 4.5 under the CEA (the “exclusion”). Accordingly, neither the Adviser, nor the Funds, are subject to registration or regulation as a “commodity pool operator” or “commodity pools,” respectively, under the CEA. Because the Adviser intends to operate the Funds in a manner that would permit it to continue to remain eligible for the exclusion, each of the Funds will be limited in its ability to use certain financial instruments regulated under the CEA, including futures contracts and options on futures contracts, which may adversely impact a Fund’s return. In the event the Adviser becomes unable to rely on the exclusion and is required to register with the CFTC as a commodity pool operator with respect to a Fund and operate the Fund subject to CFTC regulation, the Fund may incur additional expenses.
FUTURES CONTRACTS
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may
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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or restricting in the Subadviser’s records or systems relating to the Fund, liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or restrict liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
HEDGING AND OTHER STRATEGIES
Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
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Investment Policies

Futures Contracts and Options on Futures Contracts — Continued
OPTIONS ON FUTURES CONTRACTS
Except as noted above, under the caption “Futures Contracts and Options on Futures Contracts,” each Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same type. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
OTHER CONSIDERATIONS
A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Funds’ custodian in a segregated account, or to set aside or restrict in the Subadviser’s records or systems, cash or liquid securities in an amount equal to the value of such underlying securities, commodities or currencies.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Funds’ ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS
There are several additional risks associated with transactions in commodity futures contracts.
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Futures Contracts and Options on Futures Contracts — Continued
Storage Risk. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Illiquid Securities
Each Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of each Fund has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review of each Fund’s liquidity risk, the classification and monthly review of each Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, a Fund’s highly liquid investment minimum, if applicable, and limiting a Fund’s illiquid investments to 15% of the Fund’s net assets. The various provisions of the liquidity risk management program for the Funds will be subject to staggered compliance dates, starting with December 1, 2018, as provided under Rule 22e-4 and related guidance.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to all Funds. The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Interfund Lending
The SEC has granted the Trust and the Adviser an exemptive order permitting the Funds to participate in an interfund lending program whereby the Funds may directly lend to and borrow money from each other for temporary or emergency purposes, such as to satisfy redemption requests or to cover unanticipated cash shortfalls, subject to the terms and conditions of the exemptive order.
Any interfund loan made would be preferable to borrowing from a bank from the perspective of the borrowing Fund and more beneficial than an alternative short-term investment from the perspective of a lending Fund. In accordance with the exemptive order, no Fund may lend its uninvested cash to another Fund if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. In addition, a Fund’s loans to another Fund may not exceed 5% of the lending Fund’s net assets. The duration of each interfund loan will be limited to the time required to obtain cash sufficient to repay such loan, but the duration of the loan may not exceed seven days. Each interfund loan may be called on one business day’s notice by the lending Fund and may be repaid on any day by a borrowing Fund.
A Fund may borrow on an unsecured basis (i.e., without posting collateral) through the interfund lending program only if the borrowing Fund’s outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided, that if the borrowing Fund has a secured loan outstanding from any other lender, including another Fund, the lending Fund’s
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Investment Policies

Interfund Lending — Continued
interfund loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s aggregate borrowings from all sources immediately after the interfund borrowing would exceed 10% of the Fund’s total assets, the Fund may borrow through the interfund lending program only on a secured basis. A Fund may not borrow through the interfund lending program nor from any other source if its total outstanding borrowings immediately after the borrowing would exceed 33⅓% of its total assets or any limits provided for by the Fund’s investment policies or restrictions.
The limitations discussed above and the other conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending for both borrowing Funds and lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an interfund loan were not available from another Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

Investments in Other Investment Companies
Each Fund is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. Certain ETFs have received exemptive relief permitting other funds to invest in such ETFs in amounts in excess of the limits set forth above, subject to satisfaction of certain conditions by the ETF and the acquiring fund. One or more of the Funds may rely on such orders to make investments in ETFs in excess of these limits.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company (“RIC”) under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a RIC during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Options and Futures Transactions
Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts, and may purchase and sell options and futures based on securities, indices, currencies, commodities and other assets, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.
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Investment Policies

Options and Futures Transactions — Continued
Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest but may produce income, gains or losses.
The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any margin paid or premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.
RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.
Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Options on Securities, Securities Indices and Currency
A Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
WRITING COVERED OPTIONS
A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market
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Investment Policies

Options on Securities, Securities Indices and Currency — Continued
rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund, with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment, and/or (iii) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account with the Funds’ custodian or by setting them aside or restricting them in the Subadviser’s records or systems relating to the Fund. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
PURCHASING OPTIONS
A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.
Each Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Partnership Securities
Each Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
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Investment Policies

Partnership Securities — Continued
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly-traded firms that may be taxed as corporations). For tax purposes, limited partners, unit holders, or members may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit or share holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to limited partners, unit holders, or members rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be illiquid at times.
Each Fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Preferred Stocks
Each Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Regulatory Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect a Fund and/or the issuers of securities held by a Fund.

Repurchase Agreements
Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.
19

Investment Policies

Restricted Securities
Each Fund may purchase and sell restricted securities. Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Securities Lending
Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Short Sales
Each Fund may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage by segregating cash or liquid securities with the Fund’s custodian, or setting aside or restricting in the Subadviser’s records or systems related to the Fund, cash or liquid securities that the Subadviser determines to be liquid and that are equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Small to Mid Companies
Each Fund may invest in equity securities of small to mid-sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the
20

Investment Policies

Small to Mid Companies — Continued
volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Sovereign Debt Obligations
Each Fund may invest in sovereign debt obligations. Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, a Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of a Fund’s investments in that country’s sovereign debt obligations.

Swaps
Each Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.
Each Fund’s current obligations under a swap agreement are accrued daily (offset against any amounts owed by the counterparty to the Fund) and any accrued but unpaid net amounts owed to a counterparty are covered by segregating or earmarking Fund assets determined to be liquid by the Fund’s Subadviser, in accordance with liquidity procedures established by the Funds’ Board of Trustees. Obligations under swap agreements that are covered in this manner are not considered “senior securities” for purposes of a Fund’s investment restriction regarding senior securities, in accordance with prior staff guidance.
21

Investment Policies

Trust-Preferred Securities
Each Fund may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Funds.

U.S. Government Securities
Each Fund may invest in U.S. government securities. Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie
22

Investment Policies

U.S. Government Securities — Continued
Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Each Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Warrants and Rights
Each Fund may invest in warrants and rights. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.
23

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
A Fund may not:
(1)	with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(2)	borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(3)	act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(4)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(5)	issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Funds may issue shares of beneficial interest in multiple series or classes;
(6)	purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(7)	invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction; or
(8)	make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of a Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 4, each Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
For purposes of fundamental investment restriction no. 7, each Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
24

Investment Restrictions

Fundamental Investment Restrictions — Continued
From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:
(a)	purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)	make short sales of securities, except as permitted under the Investment Company Act;
(c)	invest more than 15% of the Fund’s net assets in illiquid investments;
(d)	invest in other companies for the purpose of exercising control or management; or
(e)	with respect to those Funds that are underlying Funds of the Harbor Target Retirement Funds, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.
25

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor Funds is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (56) ................. Trustee	Since 2014	Chairman (2015-Present) and Trustee (2011-2015), Rare (conservation nonprofit); Trustee, Berkshire School (2014-Present); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc., (publicly traded investment management firm).	39	None
Raymond J. Ball (75) ................ Trustee	Since 2006	Sidney Davidson Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); Financial Reporting Faculty Advisory Group of the Institute of Chartered Accountants in England and Wales (2008-Present); and Advisory Board of the Center for Accounting Research & Education at University of Notre Dame (2006-Present).	39	None
Donna J. Dean (67) ................... Trustee	Since 2010	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (1995-Present).	39	None
Joseph L. Dowling III (55) ....... Trustee	Since 2017	Chief Executive Officer (2018-Present) and Chief Investment Officer, Brown University Investment Office (2013-2018); Advisory Board Member, Stage Point Capital (private mortgage specialist) (2016-2017); Advisory Board Member, Harbor Funds (2016-2017); and Founder and Managing Member, Narragansett Asset Management (private investment management firm) (1998-2013).	39	Director of Integrated Electrical Services (2012-Present).
Randall A. Hack (72) ................. Trustee	Since 2010	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	39	None
Robert Kasdin (61) .................... Trustee	Since 2014	Senior Vice President and Chief Operating Officer (2015-Present) and Chief Financial Officer (2018-Present), Johns Hopkins Medicine; Senior Executive Vice President, Columbia University (2002-2015); Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-Present); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); Director and Executive Committee Member, The Y in Central Maryland (2018-Present); and Director, Noranda Aluminum Holdings Corp. (2007-2014).	39	Director of Noranda Aluminum Holdings Corporation (2007-2014); and Director of Apollo Commercial Real Estate Finance, Inc. (2014-Present).
Kathryn L. Quirk (66) ................. Trustee	Since 2017	Retired; Vice President, Senior Compliance Officer and Head, U.S. Regulatory Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief Legal Officer, Asset Management, and Vice President and Corporate Counsel, Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer, Prudential Investment Management, Inc., and Chief Legal Officer, Prudential Investments and Prudential Mutual Funds (2008-2012); Vice President and Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company of America, and Chief Legal Officer, Prudential Investments (2005-2008); Vice President and Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company of America (2004-2005); Member, Management Committee (2000-2002), General Counsel and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002).	39	None
Ann M. Spruill (65) .................... Trustee	Since 2014	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-Present); and Trustee, Financial Accounting Foundation (2014-Present).	39	None
26

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (50)* ........... Chairman, Trustee and President	Since 2017	Chief Executive Officer (2017-Present), Director (2007-Present), President and Chief Operating Officer (2017), Executive Vice President and General Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital Advisors, Inc.; Director (2007-Present) and Chief Compliance Officer (2004-2017), Harbor Services Group, Inc.; Chief Executive Officer (2017-Present), Director (2007-Present), Chief Compliance Officer and Executive Vice President (2007-2017), Harbor Funds Distributors, Inc.; and Chief Compliance Officer, Harbor Funds (2004-2017).	39	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (44) ....................... Chief Compliance Officer	Since 2017	Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director, Executive Vice President and Chief Compliance Officer (2017-Present), Harbor Funds Distributors, Inc.; Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.; and AML Compliance Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds.
Anmarie S. Kolinski (48) .......... Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.
Brian L. Collins (51) .................. Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Kristof M. Gleich (39) ............... Vice President	Since 2019	President (2018-Present), Harbor Capital Advisors, Inc.; and Managing Director, Global Head of Manager Selection (2010-2018), JP Morgan Chase & Co.
Gregg M. Boland (55) ............... Vice President	Since 2019	Vice President (2019-President), Harbor Capital Advisors, Inc.; President (2019-Present), Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group, Inc.; and Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors, Inc.
Diana R. Podgorny (40) ............ Secretary	Since 2018	Vice President and Assistant General Counsel, Harbor Capital Advisors, Inc. (2017-Present); Vice President and Counsel, AMG Funds LLC (2016-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2017); Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston Asset Management, LLC (2010-2016).
Jodie L. Crotteau (47) ............... Assistant Secretary	Since 2014	Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance Officer and Secretary (2017-present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).
Lana M. Lewandowski (39) ..... AML Compliance Officer and Assistant Secretary	Since 2017	Legal & Compliance Manager (2016-Present) and Legal Specialist (2012-2015), Harbor Capital Advisors, Inc.
Lora A. Kmieciak (55) ............... Assistant Treasurer	Since 2017	Senior Vice President – Fund Administration and Analysis (2017-Present) and Senior Vice President - Business Analysis (2015-2017), Harbor Capital Advisors, Inc.; and Assurance Executive Director, Ernst & Young LLP (1999-2015).
John M. Paral (50) .................... Assistant Treasurer	Since 2013	Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
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Trustees and Officers

Additional Information About the Trustees — Continued
Scott M. Amero.  Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently serves as Chairman of the Board of Trustees for Rare, a conservation nonprofit, a Trustee for Berkshire School, a Trustee of the Massachusetts chapter of The Nature Conservancy, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014.
Raymond J. Ball.  Mr. Ball is the Sidney Davidson Distinguished Service Professor of Accounting at The University of Chicago Booth School of Business, and a frequent lecturer and researcher on accounting, financial market and related business matters. Mr. Ball joined the University of Chicago Business School’s faculty in 2000 from the William E. Simon Graduate School of Business at the University of Rochester, where he served as the Wesray Professor in Business Administration. Mr. Ball’s teaching and research has a particular focus on corporate disclosure, earnings and stock prices, international accounting and finance, market efficiency and investment strategies. Mr. Ball serves on the Advisory Group for the Financial Reporting Faculty of the Institute of Chartered Accountants in England and Wales. He is a Fellow and CPA of the Australian Society of Certified Practising Accountants. From time to time, he serves as an expert witness and litigation consultant with respect to accounting, economic and financial market issues. Mr. Ball has served on the Financial Accounting Standards Advisory Council of the Financial Accounting Standards Board and the Shadow Financial Regulation Committee. Mr. Ball is the Board of Trustees’ “audit committee financial expert” and Chairman of the Audit Committee and has served as a Trustee since 2006.
Donna J. Dean.  Ms. Dean serves as the Chief Investment Officer of the Rockefeller Foundation. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. The Rockefeller Foundation supports this mission by funding a portfolio of initiatives that are intended to revalue ecosystems, advance health, secure livelihoods and transform cities. As Chief Investment Officer, Ms. Dean is responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean is responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes, including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee since 2010.
Joseph L. Dowling III.  Mr. Dowling is the Chief Executive Officer of the Brown Investment Office. From June 2013 through June 2018, he was the Chief Investment Officer of Brown’s $3.9 billion endowment. He has served on the Board of Directors at Integrated Electrical Services (IES) since 2012. From 1998 to 2013, he served as the founder and managing member of Narragansett Asset Management, LLC, a private investment partnership located in Stamford, Connecticut. From its formation in 1998 through 2006, Narragansett managed funds for institutions, pension funds and college endowments. After 2006, Narragansett focused on managing Mr. Dowling’s personal capital and that of a select group of strategic investors. Prior to forming Narragansett, Mr. Dowling worked at The First Boston Corporation, Tudor Investments and Oracle Partners, L.P. He has extensive experience with financial reporting and corporate finance and was elected as an Advisory Board Member in December 2016.  He has served as a Trustee since 2017.
Randall A. Hack.  Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of Fiber Tower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee since 2010.
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Trustees and Officers

Additional Information About the Trustees — Continued
Robert Kasdin.   Mr. Kasdin has served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine since 2015 and as Chief Financial Officer of Johns Hopkins Medicine since 2018. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities, including the Y of Central Maryland and the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc., as well as on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. He is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee since 2014.
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America, a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the management committee. She started her career as an attorney at Debevoise & Plimpton LLP. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee since 2017.
Ann M. Spruill.  Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately owned global investment management firm. Ms. Spruill currently serves as a Trustee for the Financial Accounting Foundation, as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee since 2014.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as the Funds’ Chief Compliance Officer from 2004-2017. He also has served as a Director of Harbor Services Group, Inc., the transfer agent to the Funds, since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc., the distributor and principal underwriter to the Funds, since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of the Trust since 2017.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of nine Trustees, eight of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Mr. Hack to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.
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Board Leadership Structure — Continued
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
Mses. Dean, Quirk and Spruill and Messrs. Amero, Ball, Dowling, Hack and Kasdin serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor Funds Nominating Committee, c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of Brian L. Collins, Jodie L. Crotteau, Lora A. Kmieciak, Anmarie S. Kolinski, Charles F. McCain, Linda M. Molenda, Erik D. Ojala, John M. Paral and Diana R. Podgorny. The functions of the Valuation Committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Funds’ risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Funds’ Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ended
[__________]
Name of Person, Position	Compensation From the Funds*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Harbor Funds Paid to Trustees
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	-0-	-0-	$255,000
Raymond J. Ball, Trustee[1]	-0-	-0-	$275,000
Donna J. Dean, Trustee	-0-	-0-	$255,000
Joseph L. Dowling III, Trustee[3]	-0-	-0-	$255,000
Randall A. Hack, Trustee[2]	-0-	-0-	$285,000
Robert Kasdin, Trustee[3]	-0-	-0-	$255,000
Kathryn L. Quirk, Trustee[3]	-0-	-0-	$255,000
Ann M. Spruill, Trustee[3]	-0-	-0-	$255,000
*	Commenced operations December 1, 2019.
[1]	In consideration of his service as chairman of the Trust’s Audit Committee, Mr. Ball received $20,000 in addition to the compensation payable to each other Independent Trustee. During the fiscal year ended [__________], Mr. Ball elected to defer all of his compensation pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of [__________], the total value of Mr. Ball’s account under that plan was $3,445,561.
[2]	In consideration of his service as Lead Independent Trustee, Mr. Hack received $30,000 in addition to the compensation payable to each other Independent Trustee for the fiscal year ended [__________].
[3]	During the fiscal year ended [__________], Messrs. Dowling and Kasdin and Mses. Quirk and Spruill elected to defer at least a portion of their compensation pursuant to the Harbor Funds Deferred Compensation Plan
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Trustees and Officers

for Independent Trustees. As of [__________], the total value of Messrs. Dowling and Kasdin’s and Mses. Quirk and Spruill’s accounts under that plan was $58,586, $1,296,251, $241,850 and $1,360,926, respectively.

Trustee Ownership of Fund Shares
As of July 30, 2019, the Trustees and Officers of Harbor Funds as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.
The Fund shares beneficially owned by the Trustees as of December 31, 2018 are as follows:
Name of Trustee	Dollar Range of Ownership in Harbor Robeco Funds[1]	Aggregate Dollar Range of Ownership in All Registered Investment Companies Overseen by Trustee in Harbor Funds Family
Independent Trustees
Scott M. Amero	None [1]	Over $100,000
Raymond J. Ball[2]	None [1]	Over $100,000
Donna J. Dean	None [1]	Over $100,000
Joseph L. Dowling, III[2]	None [1]	$50,001-$100,000
Randall A. Hack	None [1]	Over $100,000
Robert Kasdin[2]	None [1]	Over $100,000
Kathryn L. Quirk[2]	None [1]	Over $100,000
Ann M. Spruill[2]	None [1]	Over $100,000
Interested Trustee
Charles F. McCain[3]	None [1]	Over $100,000
[1]	The Funds commenced operations on December 1, 2019.
[2]	Under the Harbor Funds Deferred Compensation Plan for Independent Trustees, a participating Trustee may elect to defer his or her trustee fees. Any such deferred fees are maintained in a deferral account that is credited with income and gains and charged with losses as though the participating Trustee invested the amount deferred directly in shares of one or more Funds selected by the participating Trustee. Harbor Funds in turn invests those deferred fees directly in shares of the Funds selected by the participating Trustee so that Harbor Funds’ actual returns match the income, gains and losses attributed to the deferral account. The dollar ranges shown for each Harbor fund listed for Messrs. Ball, Dowling, and Kasdin and Mses. Quirk and Spruill includes the value of the shares of each Fund that correspond to the value of their respective deferral accounts under the Harbor Funds Deferred Compensation Plan for Independent Trustees that has been deemed to be invested by the participating Trustee in each of those Funds.
[3]	Under the Adviser’s Non-Qualified Plan, a participant may elect to defer a portion of his or her compensation for investment in one or more of the Funds. The Adviser invests the full amount of that deferred compensation in the Funds selected by the participant and in turn credits the participant with the income and gains and charges the participant with losses incurred by those Funds. The dollar ranges shown for certain of the Funds listed for Mr. McCain include the value of the shares of each Fund in his deferral account in the Non-Qualified Plan.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
■	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
■	an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Adviser.
■	a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.
As of December 31, 2018, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Adviser, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2017 and 2018, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser,
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Trustees and Officers

Material Relationships of the Independent Trustees — Continued
ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2017 and 2018, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
■	a Harbor Fund;
■	an officer of Harbor Funds;
■	a related fund;
■	an officer of any related fund;
■	the Adviser;
■	the Distributor;
■	an officer of the Adviser or the Distributor;
■	any affiliate of the Adviser or the Distributor; or
■	an officer of any such affiliate.
During the calendar years 2017 and 2018, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2017 and 2018, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
■	the Adviser;
■	the Distributor; or
■	ORIX or any other entity in a control relationship with the Adviser or the Distributor.
During the calendar years 2017 and 2018, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2017 and 2018, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
■	any related fund;
■	the Adviser
■	the Distributor;
■	any affiliated person of Harbor Funds; or
■	ORIX or any other entity in a control relationship to the Adviser or the Distributor.
Robert Kasdin is a co-trustee of a trust which, on May 8, 2017, acquired commercial paper issued by BNP Paribas S.A. or an affiliate (“BNP Paribas”). As of May 15, 2017, the approximate market value of the BNP Paribas commercial paper held by the trust was $4,444,396. The commercial paper was purchased for the trust by a discretionary manager and was promptly disposed of after discovery. BNP Paribas S.A. indirectly owns BNP Paribas Asset Management USA, Inc., subadviser to Harbor Money Market Fund. Neither Mr. Kasdin nor any member of his immediate family is a beneficiary of the trust or otherwise has any pecuniary interest in the assets held by the trust.
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The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for each Fund pursuant to separate investment advisory agreements with Harbor Funds on behalf of each Fund (each, an “Investment Advisory Agreement”). Pursuant to each Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for each Fund as set forth in more detail below:
Management Services.  Subject to the approval of the Board of Trustees, the Adviser is responsible for establishing the investment policies, strategies and guidelines for each Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for each Fund consistent with the investment objectives and policies of the Fund.
Selection and Oversight of Subadvisers.  The Adviser is responsible for the subadvisers it selects to manage the assets of each Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing each Subadviser and for reporting to the Board of Trustees periodically on each Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) each Subadviser’s investment process, personnel and investment staff; (ii) each Subadviser’s investment research capabilities; (iii) each Subadviser’s ownership and organization structures; (iv) each Subadviser’s legal, compliance and operational infrastructure; (v) each Subadviser’s brokerage practices; (vi) any material changes in each Subadviser’s business, operations or staffing; (vii) the performance of each Fund and Subadviser relative to benchmark and peers; (viii) each Fund’s portfolio characteristics, and (ix) the composition of each Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services.  The Adviser is responsible for regularly providing various other services on behalf of each Fund, including, but not limited to,: (i) providing the Fund with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor Funds and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Funds’ transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Funds’ investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Funds’ legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of each Fund’s net asset value in accordance with the Funds’ valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Adviser deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Adviser is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

The Subadviser
The Adviser has engaged the services of Robeco Institutional Asset Management US Inc. to assist with the portfolio management of the Fund. RIAM US is a wholly-owned subsidiary of ORIX and an affiliate of the Adviser.
RIAM US manages each of the Harbor Robeco Funds using investment advice and research resources of its affiliated advisers which are not registered in the U.S., including without limitation, Robeco Nederland B.V. and Robeco Institutional Asset Management B.V. (“RIAM BV”), based in Rotterdam, the Netherlands, Robeco Hong Kong Limited, based in Hong Kong, and Robeco Overseas Investment Fund Management (Shanghai) Limited Company, based in Shanghai, People’s Republic of China (collectively, “Robeco”). Each such affiliate has entered into an agreement with RIAM US pursuant to which such affiliate is considered a “Participating Affiliate” of RIAM US, as that term is used in relief granted by the staff of the SEC permitting U.S.-registered investment advisers to use portfolio management and other resources of unregistered advisory affiliates subject to the supervision of a registered adviser.
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The Adviser and Subadviser

The Subadviser — Continued
The Adviser pays the Subadviser out of its own resources; the Funds have no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Adviser and Harbor Funds, on behalf of each Fund. The Subadviser is responsible to provide the Funds with advice concerning the investment management of each Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for a Fund and what portion of the Fund’s assets are held uninvested. The Subadviser is responsible to bear its own costs of providing services to the Funds. The Subadviser’s subadvisory fee rate is based on a stated percentage of each Fund’s average annual net assets.
34

The Portfolio Managers

Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of [__________] (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of each Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR ROBECO CONSERVATIVE EQUITY FUNDS
Pim van Vleit, PhD
All Accounts	[__]	$[___]	[___]	$[___]	[___]	$[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Arlette van Ditshuizen
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Maarten Polfliet, CEFA
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Jan Sytze Mosselaar, CFA
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Arnoud Klep
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Yaowei Xu
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
HARBOR ROBECO EMERGING MARKETS ACTIVE EQUITIES FUND
Wilma de Groot, PhD, CFA
All Accounts	[___]	$[___]	[___]	$[___]	[___]	$[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Tim Dröge
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Machiel Zwanenburg
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Jan de Koning, CFA, CAIA
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Han van der Boon
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
Thijs van der Valk
All Accounts	[___]	[___]	[___]	[___]	[___]	[___]
Accounts where advisory fee is based on account performance (subset of above)	[___]	[___]	[___]	[___]	[___]	[___]
35

The Portfolio Managers

Robeco Institutional Asset Management US Inc.
CONFLICTS OF INTEREST
Robeco has identified the following potential conflicts of interest:
■	An investment opportunity maybe suitable for a Fund as well as for the portfolios of the other accounts. However, the investment opportunity may not be available in sufficient quantity for all of the accounts to participate fully.
■	There may be limited opportunity to sell an investment held by both a Fund and the other accounts.
■	The other accounts may have similar investment objectives or strategies as a Fund and may sell securities that are eligible to be held, sold or purchased by a Fund.
■	A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.
■	A portfolio manager may also manage accounts whose investment objectives and policies differ from those of a Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.
COMPENSATION
Investment professionals receive a market competitive compensation package comprised of base salary and variable compensation.
Base Salary
Each employee’s base salary is based on the function and experience according to Robeco’s salary ranges and with reference to local benchmarks of the asset management industry. In addition, specific temporary allowances may be granted for a maximum of three to five years:
■	Strategic capability allowance to retain key investment professionals in strategic product capabilities
■	Market driven scarcity allowance in tight labor markets
■	New business market allowance to set up activities in new countries or markets
The granting of temporary allowance is solely role based and is not related to the performance of the employee or the firm.
Variable Compensation
The variable compensation serves as a performance-driven remuneration component. It is based on the following factors:
■	Achievement on business objectives. For investment professionals, these typically include risk adjusted returns over one, three and five years.
■	Business conduct and professional behavior, which includes acting in the best interest of the client and appropriate risk taking.
■	Financial results of the company as measured by EBIT.
■	Robeco applies a total compensation approach. The award of overall compensation is assessed against local market remuneration practices for specific functions.
Variable compensation awarded to regular staff exceeding the value of EUR 50,000 is subject to a deferral scheme. 60% of the total variable compensation is paid in cash in year one, the remaining 40% are deferred equally over the next three years and converted into ‘Robeco Cash Appreciation Rights’ (R-CARs), the value of which reflects the financial results of the firm.
The variable portion of compensation is not solely based on investment performance. Robeco looks at risk-adjusted performance which entails that taking undue risks would not result in higher performance. In addition, Robeco has an ex-post risk measures in place for variable remuneration in the form of a claw back.
Robeco may reclaim part or all of the variable remuneration paid if (i) this payment was made on the basis of incorrect information, (ii) in the event of fraud by the employee, (iii) in the event of serious improper behavior by the employee or serious negligence in the performance of his tasks, or (iv) in the event of behavior that has resulted in considerable losses for the institution.
Benchmarking Remuneration Against the Market
Robeco benchmarks the remuneration levels for all employees on an annual basis with McLagan. For specific teams or functions, we occasionally also request tailor made assessments. McLagan is the primary market data provider.
36

The Portfolio Managers

Robeco Institutional Asset Management US Inc. — Continued
Robeco aims to reward staff in an externally competitive and internally fair manner, with ample room for differentiation, based on relative market value and performance, using an integrated assessment of results and behavior. The reward framework reflects our aim for long-term relationships with our clients and our staff.
The Robeco remuneration policy meets all legal requirements, including prudential remuneration rules from the AIFMD and UCITS.
SECURITIES OWNERSHIP
Since none of the Funds had commenced operations prior to December 1, 2019, none of the portfolio managers beneficially owned shares of any Fund.
37

The Distributor

Harbor Funds
Distributors, Inc.
Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Board of Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302. Charles F. McCain is a Director and the Chief Executive Officer of the Distributor; Erik D. Ojala is a Director, Executive Vice President and Chief Compliance Officer of the Distributor; Anmarie S. Kolinski is the Chief Financial Officer, an Executive Vice President and the Treasurer of the Distributor; Gregg M. Boland is a Senior Vice President and the AML Compliance Officer of the Distributor; and Jodie L. Crotteau is an Assistant Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly-owned subsidiary of the Adviser.
Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Funds’ behalf. Harbor Funds is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plans
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative Class shares and Investor Class shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays the Distributor compensation at the annual rate of up to 0.25% of the average daily net assets of Administrative Class shares and of Investor Class shares.
Each of the Plans compensates the Distributor for (1) distribution services; (2) recordkeeping services; and (3) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Administrative Class and Investor Class shares of the Funds.  Distribution services and expenses for which the Distributor may be compensated pursuant to the Plans include, without limitation:  (i) compensation to and expenses (including allocable overhead, travel and telephone expenses) of (A) dealers, brokers and other dealers who are members of FINRA, or their respective officers, sales representatives and employees, (B) the Distributor and any of its affiliates and any of their respective officers, sales representatives and employees, (C) banks and their officers, sales representatives and employees, who engage in or support distribution of the Administrative Class and Investor Class shares of the Funds; (ii) printing and distribution of reports and prospectuses for other than existing shareholders; and (iii) preparation, printing and distribution of sales literature and advertising materials.  Recordkeeping services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plans include, without limitation, to the extent not otherwise provided by or on behalf of a Fund: (i) acting, or arranging for another party to act, as recordholder and nominee of Administrative Class and Investor Class shares of the Funds beneficially owned by certain shareholders; (ii) establishing and maintaining individual accounts and records with respect to Administrative Class and Investor Class shares of the Funds; (iii) processing and issuing confirmations concerning orders to purchase, redeem and exchange Administrative Class and Investor Class shares of the Funds; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Administrative Class and Investor Class shares of the Funds; (v) facilitating the processing of transactions in a Fund or providing electronic, computer or other database information regarding a Fund to shareholders; (vi) developing, maintaining and supporting systems necessary to support accounts for Administrative Class and Investor Class shares of the Funds; and (vii) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA rules.  Personal and account maintenance services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plans include, without limitation: payments made to or on account of the Distributor or any of its affiliates and any financial intermediaries, or their respective officers, sales representatives and employees, who respond to inquiries of, and furnish assistance to, shareholders regarding their ownership of Administrative Class and Investor Class shares of the Funds or their accounts or who provide similar services not otherwise provided by or on behalf of a Fund.  Nothing in the Plans is intended to or shall cause there to be any implication that compensation for the distribution, recordkeeping and personal and account maintenance services described in the Plans may be made only pursuant to a plan of distribution under Rule 12b-1.
Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
38

The Distributor

Distribution Plans — Continued
The Distributor may from time to time waive or reduce any portion of its 12b-1 fee for Administrative Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, the Distributor will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
Selected dealers and other financial intermediaries entitled to receive compensation for selling Fund shares and/or providing recordkeeping and/or shareholder servicing services to the intermediaries’ customers who invest in a Fund may receive different compensation related to shares of one particular class over another. Under the Plans, certain financial intermediaries that have entered into service agreements and that sell shares of the Funds on an agency basis may receive payments from the Distributor pursuant to the respective Plans for distribution services and/or providing shareholder servicing services to the intermediaries’ customers who invest in a Fund.
Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Administrative Class shares and Investor Class shares, respectively.
Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.
As required by Rule 12b-1, the Plans and related forms of agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the Rule 12b-1 Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include, but are not limited to, the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to a Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
39

Shareholder Services

Harbor Services
Group, Inc.
Harbor Services Group, Inc. (“Shareholder Services”) acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. Shareholder Services is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. Charles F. McCain is a Director of Shareholder Services; Erik D. Ojala is a Director and the Assistant Secretary of Shareholder Services; Gregg M. Boland is the President of Shareholder Services; Anmarie S. Kolinski is the Chief Financial Officer of Shareholder Services; and Jodie L. Crotteau is the Chief Compliance Officer and the Secretary of Shareholder Services.
The Shareholder Servicing Agreement has been approved by the Trustees of the Funds and provides for compensation up to the following amounts per class of each Fund:
Share Class	Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.22% of the average daily net assets of all Investor Class shares

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, may be compensated for providing distribution and/or sub-accounting, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional Class, Administrative Class, and/or Investor Class shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional Class, Administrative Class, and/or Investor Class shares of the Funds through accounts that are maintained by the financial intermediaries. The Adviser and/or its affiliates may also make payments, out of their own assets and not as an expense to a Fund, to unaffiliated financial intermediaries to offset certain expenses of financial intermediaries related to the maintenance of an intermediary’s investment platform and/or the setup and maintenance of a Fund or share class on an intermediary’s system. Because all or a substantial portion of the assets of Shareholder Services, Distributor, and Adviser are attributable to fees paid by the Funds, the Funds could be considered to be indirectly paying some or all of these fees to the financial intermediaries when those fees are paid by Shareholder Services, Distributor and/or Adviser out of their own assets.
40

Code of Ethics

Code of Ethics
Harbor Funds, the Adviser, the Distributor and the Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor Funds (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor Funds (except Harbor Money Market Fund, which is not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Adviser relies on the Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor Funds’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.
41

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings and the disclosure of statistical information about the Funds’ portfolios.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds’ recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.
These policies and procedures provide that each Fund’s full list of portfolio holdings is published quarterly with a 15-day lag, on harborfunds.com and top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period.
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Funds. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Funds. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Adviser are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Funds and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for a Fund than has previously been publicly disclosed (such as information as of dates other than prior calendar and fiscal quarter ends) to assist them in their assessment of the consistency of the Subadviser’s investment process through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.
Non-public portfolio holdings are disclosed daily (or as otherwise indicated) with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:
■	The Adviser and the Subadviser with respect to all Funds;
■	The Funds’ custodian and accounting agent;
■	FactSet Research System Inc. (“FactSet”), which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds’ performance and portfolio attributes;
42

Portfolio Holdings

Portfolio Holdings Disclosure Policy — Continued
■	Bloomberg L.P. (“Bloomberg”), which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds’ performance and portfolio attributes;
■	Institutional Shareholder Services (“ISS”), which provides securities class action services for the sole purpose of assisting the Adviser in monitoring for class action litigation that the Funds may be entitled to participate in a recovery settlement;
■	Donnelley Financial LLC, which provides services for the sole purpose of assisting the Adviser in the preparation of financial and related reports for the Funds that are included in periodic reports made publicly available to Fund shareholders, such as the annual and semi-annual shareholder reports, and in other required regulatory filings;
■	Automated Securities Clearance LLC (“FIS”), which provides an automated solution for the sole purpose of assisting the Adviser in complying with personal trading regulations;
■	Glass, Lewis & Co. LLC (“Glass Lewis”), which provides proxy voting information services for the sole purpose of assisting the Subadviser in voting proxies on behalf of the Funds; and
■	J.P. Morgan Bank Luxembourg S.A. (JPM”), which provides services to the Subadviser, for the sole purpose of assisting the Subadviser in performing its services as subadviser to the Funds.
Harbor Funds seeks to avoid potential conflicts between the interests of the Funds’ shareholders and those of the Funds’ service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for a Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds’ policies and procedures, including those governing the disclosure of portfolio information.
The Subadviser and its affiliates may provide investment advice to clients other than the Funds subadvised by the Subadviser that have investment objectives that may be substantially similar to those of the Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Funds and generally have access to current portfolio holdings information for their accounts.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Subadviser or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings.
43

Proxy Voting

Proxy Voting Policy
DELEGATION OF RESPONSIBILITY FOR PROXY VOTING
The Board delegates all responsibility for proxy voting with respect to portfolio holdings of the Funds to Harbor Capital Advisors, Inc. (“Harbor Capital”). Harbor Capital may vote, abstain from voting, or take no action on proxies for the Funds in any manner consistent with Harbor Capital’s proxy voting policy, provided that at all times such action of Harbor Capital is deemed to be in the best interests of the Funds and their shareholders. Harbor Capital may further delegate its duties and responsibilities for proxy voting of Fund portfolio holdings to any subadviser (each a “Subadviser”) that is retained by Harbor Capital to manage all or any segment of the assets of the Funds.
The Board may revoke all or part of such delegation at any time. In the event that the Board revokes the delegation of proxy voting responsibility that has been made to Harbor Capital, the Trust will assume full responsibility for ensuring that proxies are voted in the best interests of the Funds and their shareholders.
Harbor Capital generally delegates proxy voting responsibility to each Subadviser with respect to the portion of the Fund’s assets allocated by Harbor Capital to the Subadviser. Each Subadviser is subject to a fiduciary duty to act in the best interests of the Fund when managing a portion of that Fund’s assets and, therefore, is obligated to vote proxies in a manner which is consistent with that fiduciary duty. It is Harbor Capital’s policy that it will only delegate proxy voting authority to a Subadviser which Harbor Capital reasonably believes will be able to exercise that proxy voting authority in a manner which is in the best interests of the Fund.
The Harbor Target Retirement Funds are managed directly by Harbor Capital. Shares of other Harbor funds held by the Harbor Target Retirement Funds are voted as described below under "Voting For a Fund That Invests in Other Harbor Funds."
OVERSIGHT OF SUBADVISERS
Harbor Capital has delegated to the Proxy Voting Committee of Harbor Capital (the “Proxy Voting Committee”) the responsibility of reviewing the proxy voting policies and procedures and proxy voting guidelines of each Subadviser (the “Subadviser Proxy Voting Guidelines”) that will vote proxies on behalf of the Funds. The Proxy Voting Committee must determine that the Subadviser Proxy Voting Guidelines are reasonably designed to ensure that the Subadviser would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective Fund before Harbor Capital will delegate proxy voting responsibility to a Subadviser. The Proxy Voting Committee will review any material amendments to the Subadviser Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. In addition, each Subadviser must accept delegation of this responsibility to it.
The Proxy Voting Committee does not normally review individual voting decisions by a Subadviser but considers their voting record as part of its overall assessment of the Subadviser’s performance. While the Proxy Voting Committee does retain the right to override any proxy voting decision by a Subadviser when the Proxy Voting Committee believes that a voting decision would not be in the best interests of the Fund, the Proxy Voting Committee does not expect to be able to normally exercise that authority except in the unusual circumstance where the Subadviser consults with the Proxy Voting Committee prior to casting a vote.
The Subadvisers engaged by Harbor Capital operate independently of each other and it is feasible that the Subadvisers will come to different voting decisions on the same or similar proposals. As long as a Subadviser is acting in the best interests of the Fund when making their proxy voting decisions, Harbor Capital believes that the Fund will, as a whole, benefit from the Subadviser applying its own analysis to the proxy voting decision.
CONFLICTS OF INTEREST
The Board recognizes that in unusual circumstances, a conflict of interest in how proxies are voted may appear to exist, such as when Harbor Capital or a Subadviser knowingly does business with a particular proxy issuer or closely affiliated entity or has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity.
The Board generally delegates all responsibility for resolving conflicts of interest to Harbor Capital (or the applicable Subadviser), provided that Harbor Capital’s (or the Subadviser’s) proxy voting policy (as approved by the Board) includes acceptable alternative voting procedures for resolving material conflicts of interest, such as the procedures described above. Some examples of alternative voting procedures for resolving conflicts of interest may include the following:
■	Causing the proxies to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders that are not Fund shareholders;
■	Causing the proxies to be voted in accordance with the recommendations of an independent service provider that Harbor Capital or the Subadviser may use to assist it in voting proxies;
44

Proxy Voting

Proxy Voting Policy — Continued
■	Notifying the Board of the conflict of interest and seeking a waiver of the conflict to permit Harbor Capital or the Subadviser to vote the proxies as it chooses under its usual policy; or
■	Forwarding the proxies to the Board so that the Board may vote the proxies itself.
Delegation of proxy voting responsibility to the Subadvisers should generally adequately address any possible conflicts of interest of Harbor Capital since each Subadviser operates independently from Harbor Capital and votes proxies in accordance with its own proxy voting policies and procedures. As part of the Proxy Voting Committee’s review of a Subadviser’s Proxy Voting Guidelines, the Proxy Voting Committee ensures that the Subadviser has implemented procedures that are reasonably designed to monitor and resolve conflicts of interest in the proxy voting process. In addition, the Proxy Voting Committee may assess whether any business or other relationships between Harbor Capital and a portfolio company could have influenced an inconsistent vote on that company’s proxy by a Subadviser. Such assessment would normally occur only after the proxies were voted by the Subadviser and voting results were shared with Harbor Capital.
VOTING FOR A FUND THAT INVESTS IN OTHER HARBOR FUNDS
Certain Harbor funds (the “acquiring funds”) may, from time to time, own shares of other Harbor funds (the “underlying funds”). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the acquiring funds will be cast in the same proportion as the votes of the other shareholders in the underlying funds. This is known as “echo voting” and is designed to avoid any potential conflict of interest.
PROXY VOTING INFORMATION
Information regarding how each Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Harbor Funds’ toll-free number at 800-422-1050; (2) on Harbor Funds’ website at harborfunds.com; and (3) on the SEC’s website at sec.gov.

Robeco Institutional Asset Management
PROXY VOTING PRINCIPLES
Robeco actively advocates Sustainability Investing and are active owners. Robeco encourages good governance and sustainable corporate practices, which contribute to long-term shareholder value creation. Proxy voting is part of Robeco’s Active Ownership approach. Robeco has adopted written procedures reasonably designed to ensure that we vote proxies in the best interest of our clients. The Robeco policy on corporate governance relies on the internationally accepted set of principles of the International Corporate Governance Network (ICGN). The ICGN principles can be found at https://www.icgn.org/policy/global-governance-principles.
VOTING GUIDELINES
Robeco’s proxy voting guidelines can be found at https://robeco.com/docm/docu-robeco-voting-policy.pdf.
45

Portfolio Transactions

The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Subadviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of a Subadviser and not solely or necessarily for the benefit of the Funds. Each Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of a Subadviser. Investment decisions for a Fund and for the Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

Broker Commissions
The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Subadviser’s receipt of brokerage and research services. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a Subadviser in carrying out its obligations to the Funds.
46

Portfolio Transactions

Broker Commissions — Continued
The brokerage commissions paid are reflected in the total return of the Fund. The brokerage commissions paid may vary by the style of the Fund, by whether the securities being purchased are domestic or foreign, by the number of transactions during the year and by the investment style employed by the Subadviser. The brokerage commissions paid expressed in dollars or in percentage terms may vary from year to year depending on market conditions or other factors.
47

Net Asset Value

The net asset value (“NAV”) per share of each class of each Fund is generally determined by the Funds’ Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early (scheduled), the determination of net asset value may be accelerated to that time. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Exchange traded swaps are normally valued at the closing price from the exchange on which the swaps are principally traded. Forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by a Subadviser (where permitted under the Funds’ valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
48

Net Asset Value

It is possible that the fair value determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Funds’ net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Board of Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities. Since the Funds invest in equities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined and that these price differences may have an effect on the net asset value, particularly for global/international Funds. As a result, a fair value information service provided by an independent third-party pricing vendor will normally be used to determine the fair value of foreign equity security held by a Fund.
The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Funds. Expenses with respect to any two or more Harbor funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.
49

Tax Information

Each Fund is treated as a separate taxpayer for federal income tax purposes.
Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in
50

Tax Information

a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Distributions from net investment income of a Fund may qualify in part for a 50% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Funds that would lessen the effect of these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds’ shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.
The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
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Tax Information

Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.
A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 24% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the IRS or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than, under an exemption recently made permanent by Congress, certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, a Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of a Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. None of the Funds expects to be a “U.S. real property holding corporation” as defined in Section 897(i)(c)(2) of the Code and, therefore, none expects to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Proposed regulations which may be relied upon pending the issuance of final regulations permit a Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for a Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.
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Tax Information

At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.
Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Each Fund (except Harbor Robeco US Conservative Equities Fund) may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings
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Tax Information

of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
54

Organization and Capitalization

General
Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize a Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor Funds or any Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
55

Custodian

State Street Bank and Trust Company
State Street Bank and Trust Company (the “Custodian”) has been retained to act as custodian of the Funds’ assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.
56

Independent Registered Public Accounting Firm and Financial Statements

[__________________]
[__________________], [______________________], serves as Harbor Funds’ independent registered public accounting firm, providing audit and tax services.
57

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborfunds.com
FD.HR.SAI.1219

HARBOR FUNDS
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	[21](1)	Amended and Restated Agreement and Declaration of Trust dated December 16, 2016
	(2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated August 19, 2019 – filed herewith
[18]b.		Amended and Restated By-Laws dated December 16, 2016
[18]c.		Article VI of the Amended and Restated Agreement and Declaration of Trust dated December 16, 2016 and Article III of the Amended and Restated By-Laws dated December 16, 2016
d.	[5](1)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Growth Fund – dated July 1, 2013
	[5](2)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Fund – dated July 1, 2013
	[5](3)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Growth Fund – dated July 1, 2013
	[5](4)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund – dated July 1, 2013
	[5](5)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Fund – dated July 1, 2013
	[5](6)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Large Cap Value Fund – dated July 23, 2013
	[5](7)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Bond Fund – dated July 1, 2013
	[5](8)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Money Market Fund – dated July 1, 2013
	[5](9)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Value Fund – dated July 23, 2013
	[5](10)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Value Fund – dated July 1, 2013
	[5](11)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor High-Yield Bond Fund – dated July 1, 2013
	[5](12)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Real Return Fund – dated July 23, 2013
	[5](13)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated July 1, 2013
	[30](14)	Amendment to Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated November 1, 2014
	[31](15)	Amendment to Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated November 1, 2019
	[9](16)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Global Leaders Fund – dated March 1, 2014
	[5](17)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Convertible Securities Fund – dated July 1, 2013
	[6](18)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Emerging Markets Equity Fund – dated November 1, 2013
	[7](19)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014
	[11](20)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Diversified International All Cap Fund – dated November 1, 2015
	[13](21)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Small Cap Fund – dated February 1, 2016
	[24](22)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Core Bond Fund – dated June 1, 2018
	[15](23)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Strategic Growth Fund – dated March 1, 2017

[28](24)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Strategic Growth Fund, Harbor Large Cap Value Fund, Harbor Small Cap Value Opportunities Fund, Harbor International Fund, Harbor Overseas Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund, Harbor Emerging Markets Equity Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Core Bond Fund, and Harbor Money Market Fund – dated March 1, 2019
[28](25)	Contractual Advisory Fee Waiver between the Registrant, Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund, Harbor Mid Cap Value Fund, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Money Market Fund – dated March 1, 2019
[32](26)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Wellington Management Company LLP – Harbor Mid Cap Growth Fund – dated July 1, 2019
[5](27)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Westfield Capital Management Company, L. P. – Harbor Small Cap Growth Fund – dated July 1, 2013
[5](28)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Baillie Gifford Overseas Limited – Harbor International Growth Fund – dated July 1, 2013
[5](29)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Jennison Associates LLC – Harbor Capital Appreciation Fund – dated July 1, 2013
[5](30)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated July 1, 2013 and amended January 1, 2015
[5](31)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BNP Paribas Asset Management USA, Inc. (f/k/a Fisher, Francis, Trees and Watts, Inc.) – Harbor Money Market Fund – dated July 1, 2013
[5](32)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC – Harbor Small Cap Value Fund – dated July 1, 2013
[5](33)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Aristotle Capital Management, LLC – Harbor Large Cap Value Fund – dated July 1, 2013
(34)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and LSV Capital Management – Harbor Mid Cap Value Fund – dated October 1, 2019 – filed herewith
(35)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor High-Yield Bond Fund – dated October 1, 2019 – filed herewith
[5](36)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Real Return Fund – dated July 1, 2013 and amended January 1, 2015
[24](37)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Income Research + Management – Harbor Core Bond Fund – dated June 1, 2018
(38)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Sands Capital Management, LLC – Harbor Global Leaders Fund – dated October 1, 2019 – filed herewith
[26](39)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset Management LLP – Harbor International Fund – dated August 22, 2018
(40)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor Convertible Securities Fund – dated October 1, 2019 – filed herewith
[32](41)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Oaktree Capital Management, L.P. – Harbor Emerging Markets Equity Fund – dated August 1, 2019
[7](42)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Elk Creek Partners, LLC – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014
[26](43)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset Management LLP - Harbor Diversified International All Cap Fund – dated August 22, 2018
[32](44)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Cedar Street Asset Management LLC - Harbor International Small Cap Fund – dated May 23, 2019
[15](45)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Mar Vista Investment Partners, LLC - Harbor Strategic Growth Fund – dated March 6, 2017
[18](46)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. - Harbor Small Cap Value Opportunities Fund - dated August 1, 2017
[18](47)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Sapience Investments, LLC - Harbor Small Cap Value Opportunities Fund - dated August 1, 2017
[20](48)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. - Harbor High-Yield Opportunities Fund - dated November 1, 2017

	[20](49)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Crescent Capital Group LP - Harbor High-Yield Opportunities Fund - dated November 1, 2017
	[26](50)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Overseas Fund – dated March 1, 2019
	(51)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Acadian Asset Management LLC – Harbor Overseas Fund – dated October 1, 2019 – filed herewith
	[28](52)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Focused International Fund – dated June 1, 2019
	[28](53)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Comgest Asset Management International Limited – Harbor Focused International Fund – dated June 1, 2019
	[28](54)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Focused International Fund – dated June 1, 2019
	[32](55)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Fund – dated December 1, 2019
	[32](56)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC – Harbor Mid Cap Fund – dated December 1, 2019
	[32](57)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Fund – dated December 1, 2019
	[32](58)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Global Leaders Fund – dated June 1, 2019
	[32](59)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Growth Fund – dated July 1, 2019
	[32](60)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Emerging Markets Equity Fund – dated August 1, 2019
	(61)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Robeco Series – dated December 1, 2019 – filed herewith
	(62)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Robeco Institutional Asset Management US Inc. – Harbor Robeco Series – dated December 1, 2019 – filed herewith
	(63)	Contractual Expense Limitation between the Registrant and Harbor Capital Advisors, Inc. – Harbor Robeco US Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Harbor Robeco Emerging Markets Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund – dated December 1, 2019 – filed herewith
	(64)	Amendment to Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated October 1, 2019 – filed herewith
e.	[18](1)	Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated July 1, 2013
	(2)	Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated December 1, 2019 – filed herewith
f.		None
g.	[1](1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 19, 1986
	(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 1, 2019 – filed herewith
h.	[2](1)	Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a Harbor Transfer, Inc.) dated June 7, 2001
	[32](2)	Transfer Agency and Service Agreement Amendment dated November 1, 2019
	(3)	Transfer Agency and Service Agreement Amendment dated December 1, 2019 – filed herewith
i.	[29](1)	Legal Opinion of General Counsel
	[29](2)	Legal Opinion of Dechert LLP
	[29](3)	Consent of Dechert LLP
[29]j.		Consent of Independent Registered Public Accounting Firm
k.		None
l.		None
m.	[4](1)	Administrative Class Shares Distribution Plan adopted August 31, 2011
	[4](2)	Investor Class Shares Distribution Plan adopted August 31, 2011
[20]n.		Multiple Class Plan pursuant to Rule 18f-3 dated November 9, 2015
o.	[10](1)	Power of Attorney dated February 26, 2015, with respect to Raymond J. Ball only
	[14](2)	Power of Attorney dated February 19, 2018

	[32](3)	Power of Attorney dated August 19, 2019
p.	[16](1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics dated December 16, 2016
	[15](2)	Harbor Capital Advisors, Inc. Code of Ethics dated August 2, 2016
	[26](3)	Jennison Associates LLC Code of Ethics dated November 26, 2018
	[32](4)	Pacific Investment Management Company LLC Code of Ethics dated April 2019
	[27](5)	BNP Investment Partners USA Code of Ethics dated December 2018
	[18](6)	Wellington Management Company LLP Code of Ethics dated April 30, 2017
	[26](7)	Westfield Capital Management Company, L.P. Code of Ethics dated August 22, 2018
	[26](8)	EARNEST Partners LLC Code of Ethics dated July 10, 2018
	[27](9)	LSV Asset Management Code of Ethics dated December 11, 2018
	[23](10)	Shenkman Capital Management, Inc. Code of Ethics dated July 2017
	[26](11)	Aristotle Capital Management, LLC Code of Ethics dated July 31, 2018
	[29](12)	Acadian Asset Management LLC Code of Ethics dated January 1, 2019
	[29](13)	Marathon Asset Management LLP Code of Ethics dated January 1, 2019
	[32](14)	Baillie Gifford Overseas Limited Code of Ethics dated April 1, 2019
	[27](15)	Oaktree Capital Management, L.P. Code of Ethics dated May 1, 2018
	[12](16)	Elk Creek Partners, LLC Code of Ethics dated August 2015
	[26](17)	Baring International Investment Limited Code of Ethics dated September 1, 2018
	[27](18)	Mar Vista Investment Partners, LLC Code of Ethics dated March 31, 2018
	[18](19)	Sands Capital Management, LLC Code of Ethics dated March 1, 2017
	[27](20)	Sapience Investments, LLC Code of Ethics dated December 2018
	[32](21)	Crescent Capital Group LP Code of Ethics dated May 2019
	[24](22)	Income Research + Management Code of Ethics dated January 2015
	[28](23)	Comgest Asset Management International Limited Code of Ethics dated January 2019
	[32](24)	Cedar Street Asset Management LLC Code of Ethics dated April 2019
	(25)	Robeco Institutional Asset Management US Inc. dated April 2019 – filed herewith

[1]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[2]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[3]	Filed with Post-Effective Amendment No. 56 on February 22, 2008.
[4]	Filed with Post-Effective Amendment No. 96 on February 27, 2012.
[5]	Filed with Post-Effective Amendment No. 101 on August 15, 2013.
[6]	Filed with Post-Effective Amendment No. 102 on October 29, 2013.
[7]	Filed with Post-Effective Amendment No. 106 on January 29, 2014.
[8]	Filed with Post-Effective Amendment No. 111 on October 31, 2014.
[9]	Filed with Post-Effective Amendment No. 113 on February 25, 2015.
[10]	Filed with Post-Effective Amendment No. 115 on August 14, 2015.
[11]	Filed with Post-Effective Amendment No. 116 on October 29, 2015.
[12]	Filed with Post-Effective Amendment No. 118 on November 16, 2015.
[13]	Filed with Post-Effective Amendment No. 120 on January 28, 2016.
[14]	Filed with Post-Effective Amendment No. 133 on February 28, 2018
[15]	Filed with Post-Effective Amendment No. 124 on December 16, 2016.
[16]	Filed with Post-Effective Amendment No. 125 on February 28, 2017.
[17]	Filed with Post-Effective Amendment No. 126 on February 28, 2017.
[18]	Filed with Post-Effective Amendment No. 128 on May 11, 2017.
[19]	Filed with Post-Effective Amendment No. 129 on July 31, 2017.
[20]	Filed with Post-Effective Amendment No. 130 on August 17, 2017.
[21]	Filed with Post-Effective Amendment No. 131 on October 30, 2017.
[22]	Filed with Post-Effective Amendment No. 132 on October 31, 2017.
[23]	Filed with Post-Effective Amendment No. 133 on December 11, 2017.
[24]	Filed with Post-Effective Amendment No. 134 on March 14, 2018.
[25]	Filed with Post-Effective Amendment No. 142 on June 1, 2018.
[26]	Filed with Post-Effective Amendment No. 144 on December 10, 2018.
[27]	Filed with Post-Effective Amendment No. 145 on February 25, 2019.
[28]	Filed with Post-Effective Amendment No. 146 on March 12, 2019.
[29]	Filed with Post-Effective Amendment No. 148 on May 24, 2019.
[30]	Filed with Post-Effective Amendment No. 110 on July 10, 2014.
[31]	Filed with Post-Effective Amendment No. 150 on August 15, 2019.
[32]	Filed with Post-Effective Amendment No. 151 on September 5, 2019.
Item 29.    Persons Controlled by or Under Common Control with Registrant
None
Item 30.    Indemnification
The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31.    Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.
Mar Vista Investment Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Mar Vista Investment Partners, LLC is currently listed in the investment adviser registration on Form ADV for Mar Vista Investment Partners, LLC (File No. 801-68369) and is hereby incorporated by reference thereto.
Wellington Management Company LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.
Westfield Capital Management Company, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management Company, L.P. is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management Company, L.P. (File No. 801-69413) and is hereby incorporated herein by reference thereto.
Elk Creek Partners, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Elk Creek Partners, LLC is currently listed in the investment adviser registration on Form ADV for Elk Creek Partners, LLC (File No. 801-78960) and is hereby incorporated herein by reference thereto.
Aristotle Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Aristotle Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Aristotle Capital Management, LLC (File No. 801-60014) and is hereby incorporated herein by reference thereto.
LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.
EARNEST Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of EARNEST Partners, LLC is currently listed in the investment adviser registration on Form ADV for EARNEST Partners, LLC (File No. 801-56189) and is hereby incorporated by reference thereto.
Sapience Investments, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Sapience Investments, LLC is currently listed in the investment adviser registration on Form ADV for Sapience Investments, LLC (File No. 801-108274) and is hereby incorporated by reference thereto.
Marathon Asset Management LLP is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Marathon Asset Management LLP is listed in the investment adviser registration statement on Form ADV for Marathon Asset Management LLP (File No. 801-63397) and is hereby incorporated by reference thereto.
Baillie Gifford Overseas Limited is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Baillie Gifford Overseas Limited is listed in the investment adviser registration statement on Form ADV for Baillie Gifford Overseas Limited (File No. 801-21051) and is hereby incorporated by reference thereto.
Cedar Street Asset Management LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Cedar Street Asset Management LLC is listed in the investment adviser registration statement on Form ADV for Cedar Street Asset Management LLC (File No. 801-114121) and is hereby incorporated by reference thereto.
Sands Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Sands Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Sands Capital Management, LLC (File No. 801-64820) and is hereby incorporated herein by reference thereto.

Oaktree Capital Management, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Oaktree Capital Management, L.P. is currently listed in the investment adviser registration statement on Form ADV for Oaktree Capital Management, L.P. (File No. 801-48923) and is hereby incorporated herein by reference thereto.
Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.
Crescent Capital Group LP is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Crescent Capital Group LP is currently listed in the investment adviser registration on Form ADV for Crescent Capital Group LP (File No. 801-71747) and is hereby incorporated by reference thereto.
Pacific Investment Management Company LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company LLC is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company LLC (File No. 801-48187) and is hereby incorporated by reference thereto.
BNP Paribas Asset Management USA, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of BNP Paribas Asset Management USA, Inc. is currently listed in the investment adviser registration on Form ADV for BNP Paribas Asset Management USA, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.
Income Research + Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Income Research + Management is currently listed in the investment adviser registration on Form ADV for Income Research + Management (File No. 801-29482) and is hereby incorporated by reference thereto.
Acadian Asset Management LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Acadian Asset Management LLC is currently listed in the investment adviser registration on Form ADV for Acadian Asset Management LLC (File No. 801-28078) and is hereby incorporated by reference thereto.
Comgest Asset Management International Limited is a subadviser to the Registrant’s investment adviser. The business and other connections of each director and officer of Comgest Asset Management International Limited is currently listed in the investment adviser registration on Form ADV for Comgest Asset Management International Limited (File No. 801-108369) and is hereby incorporated by reference thereto.
Robeco Institutional Asset Management US Inc. is a subadviser to the Registrant’s investment adviser. The business and other connections of each director and officer of Robeco Institutional Asset Management US Inc. is currently listed in the investment adviser registration on Form ADV for Robeco Institutional Asset Management US Inc. (File No. 801-54142) and is hereby incorporated by reference thereto.
Item 32.    Principal Underwriter
(a)	None
(b)	The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Harbor Funds Distributors, Inc.:

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Charles F. McCain	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Chief Executive Officer	Chairman, Trustee and President
John S. Halaby	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	President	None
Anmarie S. Kolinski	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Chief Financial Officer, Executive Vice President and Treasurer	Treasurer

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Erik D. Ojala	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Executive Vice President and Chief Compliance Officer	Chief Compliance Officer
Gregg M. Boland	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President and AML Compliance Officer	Vice President
Jodie L. Crotteau	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Assistant Secretary	Assistant Secretary
Rocco A. Ranieri	33 Arch Street 20th Floor Boston, Massachusetts 02110	Executive Vice President	None
John T. Yannone	33 Arch Street 20th Floor Boston, Massachusetts 02110	Executive Vice President	None
Robert C. Atwell	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
John Clough	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
Ben A. Coll	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President - Research	None
Ross W. Frankenfield	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President - Research	None
Rebecca Muse-Orlinoff	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President - Research	None
Stephanie A. Nee	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President and Secretary	None
Jamie Lee	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
Bryan Griffin	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President, Regional Director	None
Torey Pellegrini	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President - Research	None
Scott Sinclair	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President - Research	None
Bryan Sullivan	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President, Regional Director	None
(c)	Not applicable

Item 33.    Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34.    Management Services
Not applicable
Item 35.    Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on September 11, 2019.
Harbor Funds
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	September 11, 2019
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 11, 2019
/s/ Scott M. Amero* Scott M. Amero	Trustee	September 11, 2019
/s/ Raymond J. Ball* Raymond J. Ball	Trustee	September 11, 2019
/s/ Donna J. Dean* Donna J. Dean	Trustee	September 11, 2019
/s/ Joseph L. Dowling, III* Joseph L. Dowling, III	Trustee	September 11, 2019
/s/ Randall A. Hack* Randall A. Hack	Trustee	September 11, 2019
/s/ Robert Kasdin* Robert Kasdin	Trustee	September 11, 2019
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	September 11, 2019
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	September 11, 2019
/s/ Charles F. McCain

Charles F. McCain
Attorney-in-Fact
Dated: September 11, 2019
*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 151 to the Registrant’s Statement on Form N-1A on September 5, 2019.

HARBOR FUNDS
INDEX TO EXHIBITS IN REGISTRATION STATEMENT
NO.	EXHIBIT
99.a(2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated August 19, 2019
99.d(34)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and LSV Capital Management – Harbor Mid Cap Value Fund – dated October 1, 2019
99.d(35)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor High-Yield Bond Fund – dated October 1, 2019
99.d(38)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Sands Capital Management, LLC – Harbor Global Leaders Fund – dated October 1, 2019
99.d(40)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor Convertible Securities Fund – dated October 1, 2019
99.d(51)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Acadian Asset Management LLC – Harbor Overseas Fund – dated October 1, 2019
99.d(61)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Robeco Series – dated December 1, 2019
99.d(62)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Robeco Institutional Asset Management US Inc. – Harbor Robeco Series – dated December 1, 2019
99.d(63)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. – Harbor Robeco US Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Robeco Emerging Markets Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund – dated December 1, 2019
99.d(64)	Amendment to Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated October 1, 2019
99.e(2)	Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated December 1, 2019
99.g(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 1, 2019
99.h(3)	Transfer Agency and Service Agreement Amendment dated December 1, 2019
99.p(25)	Robeco Institutional Asset Management US Inc. Code of Ethics dated April 2019
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